UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number   811-23147

First Trust Exchange-Traded Fund VIII

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments
November 30, 2018 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 94.9%
	Capital Markets — 94.9%
54,855	Advent Claymore Convertible Securities and Income Fund	$764,679
35,481	AllianzGI Convertible & Income 2024 Target	303,717
28,442	Apollo Tactical Income Fund, Inc.	415,822
102,825	Ares Dynamic Credit Allocation Fund, Inc.	1,530,036
45,847	Barings Global Short Duration High Yield Fund	771,147
31,357	BlackRock Corporate High Yield Fund, Inc.	304,163
38,225	BlackRock Income Trust, Inc.	217,118
35,369	BlackRock Multi-Sector Income Trust	567,672
50,880	BlackRock Science & Technology Trust	1,526,400
52,333	Blackstone / GSO Strategic Credit Fund	766,155
7,532	Central Securities Corp.	205,322
66,008	Cohen & Steers Infrastructure Fund, Inc.	1,425,113
82,204	Cohen & Steers REIT and Preferred Income Fund, Inc.	1,528,994
83,921	DoubleLine Income Solutions Fund	1,539,111
58,787	Eaton Vance Short Duration Diversified Income Fund	748,359
69,894	Eaton Vance Tax-Advantaged Dividend Income Fund	1,597,078
101,912	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,589,827
39,617	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	868,405
82,143	Gabelli Convertible and Income Securities Fund, Inc.	398,394
62,637	Gabelli Dividend & Income Trust (The)	1,329,157
24,541	General American Investors Co., Inc.	795,128
5,927	John Hancock Financial Opportunities Fund	223,033
59,876	John Hancock Tax-Advantaged Dividend Income Fund	1,325,655
109,280	KKR Income Opportunities Fund	1,661,056
17,773	Lazard Global Total Return and Income Fund, Inc.	286,679
47,225	Macquarie Global Infrastructure Total Return Fund, Inc.	975,621
109,237	Nuveen Credit Strategies Income Fund	826,924
20,453	Nuveen Diversified Dividend & Income Fund	201,871
80,401	Nuveen Preferred & Income Opportunities Fund	722,001
39,103	Nuveen Real Asset Income and Growth Fund	581,462

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
26,473	Nuveen Short Duration Credit Opportunities Fund	$402,390
54,697	Nuveen Tax-Advantaged Dividend Growth Fund	869,135
93,435	PGIM Global Short Duration High Yield Fund, Inc.	1,238,014
79,358	PIMCO Dynamic Credit and Mortgage Income Fund	1,813,330
4,097	PIMCO Income Opportunity Fund	104,310
45,955	Principal Real Estate Income Fund	790,656
22,855	Royce Micro-Cap Trust, Inc.	198,839
54,947	Royce Value Trust, Inc.	781,896
21,934	Source Capital, Inc.	769,006
47,843	Tekla Healthcare Investors	992,742
72,977	Tekla Healthcare Opportunities Fund	1,355,183
38,775	Templeton Emerging Markets Fund	547,115
25,387	Tortoise Pipeline & Energy Fund, Inc.	362,780
38,944	Tortoise Power and Energy Infrastructure Fund, Inc.	668,668
38,105	Tri-Continental Corp.	1,007,496
65,786	Western Asset Emerging Markets Debt Fund, Inc.	808,510
18,142	Western Asset Variable Rate Strategic Fund, Inc.	287,369
	Total Closed-End Funds — 94.9%	38,993,538
	(Cost $40,943,945)

	Money Market Funds — 3.7%
1,516,445	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.10% (a)	1,516,445
	(Cost $1,516,445)

	Total Investments — 98.6%	40,509,983
	(Cost $42,460,390) (b)
	Net Other Assets and Liabilities — 1.4%	569,829
	Net Assets — 100.0%	$41,079,812

(a)	Rate shown reflects yield as of November 30, 2018.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $756,133 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,706,540. The net unrealized depreciation was $1,950,407.

See Notes to Portfolio of Investments

First Trust CEF Income Opportunity ETF (FCEF)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Closed-End Funds*	$38,993,538	$—	$—
Money Market Funds	1,516,445	—	—
Total Investments	$40,509,983	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments
November 30, 2018 (Unaudited)

Shares	Description	Value

	Closed-End Funds — 84.4%
	Capital Markets — 84.4%
6,062	BlackRock California Municipal 2018 Term Trust	$91,051
6,241	BlackRock Florida Municipal 2020 Term Trust	87,748
6,406	BlackRock Investment Quality Municipal Trust, Inc.	85,456
20,876	BlackRock Long-Term Municipal Advantage Trust	230,680
26,806	BlackRock Muni Intermediate Duration Fund, Inc.	340,972
14,034	BlackRock Municipal 2018 Term Trust	212,054
2,963	BlackRock Municipal 2020 Term Trust	44,089
20,740	BlackRock Municipal 2030 Target Term Trust	417,911
12,893	BlackRock Municipal Income Investment Quality Trust	166,706
9,936	BlackRock Municipal Income Trust	123,604
12,701	BlackRock Municipal Income Trust II	167,272
10,463	BlackRock MuniHoldings Investment Quality Fund	126,916
7,185	BlackRock MuniHoldings Quality Fund, Inc.	82,340
21,021	BlackRock MuniYield Quality Fund II, Inc.	242,162
26,330	BlackRock MuniYield Quality Fund III, Inc.	312,537
1,515	BlackRock New York Municipal 2018 Term Trust	22,725
11,416	DTF Tax-Free Income, Inc.	143,842
14,170	Eaton Vance Municipal Income 2028 Term Trust	276,740
6,135	Eaton Vance National Municipal Opportunities Trust	120,246
13,157	Invesco Municipal Trust	146,832
7,465	Invesco Pennsylvania Value Municipal Income Trust	86,071
22,463	Invesco Quality Municipal Income Trust	252,484
14,111	Invesco Trust for Investment Grade Municipals	161,853
14,650	MainStay MacKay DefinedTerm Municipal Opportunities Fund	286,408
16,231	Neuberger Berman Municipal Fund, Inc.	207,757
18,908	Nuveen AMT-Free Municipal Credit Income Fund	258,851
17,336	Nuveen AMT-Free Quality Municipal Income Fund	215,486
21,890	Nuveen Enhanced Municipal Value Fund	283,257
28,700	Nuveen Intermediate Duration Municipal Term Fund	355,593
7,341	Nuveen Intermediate Duration Quality Municipal Term Fund	90,074

Shares	Description	Value

	Closed-End Funds (Continued)
	Capital Markets (Continued)
27,204	Nuveen Municipal 2021 Target Term Fund	$255,718
18,607	Nuveen Municipal Credit Income Fund	251,753
37,790	Nuveen Municipal Value Fund, Inc.	349,180
13,408	Nuveen Quality Municipal Income Fund	168,807
4,764	Nuveen Select Tax-Free Income Portfolio	67,887
14,591	Western Asset Intermediate Muni Fund, Inc.	120,959
5,066	Western Asset Municipal Defined Opportunity Trust, Inc.	100,383
6,366	Western Asset Municipal High Income Fund, Inc.	45,262
21,581	Western Asset Municipal Partners Fund, Inc.	293,502
	Total Closed-End Funds — 84.4%	7,293,168
	(Cost $8,071,147)

	Exchange-Traded Funds — 12.3%
	Capital Markets — 12.3%
2,465	Invesco VRDO Tax-Free Weekly ETF	61,428
7,321	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	384,353
7,960	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	395,495
3,618	VanEck Vectors High-Yield Municipal Index ETF	220,155
	Total Exchange-Traded Funds — 12.3%	1,061,431
	(Cost $1,080,305)

	Total Investments — 96.7%	8,354,599
	(Cost $9,151,452) (a)
	Net Other Assets and Liabilities — 3.3%	284,473
	Net Assets — 100.0%	$8,639,072

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,846 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $799,699. The net unrealized depreciation was $796,853.

See Notes to Portfolio of Investments

First Trust Municipal CEF Income Opportunity ETF (MCEF)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Closed-End Funds*	$7,293,168	$—	$—
Exchange-Traded Funds*	1,061,431	—	—
Total Investments	$8,354,599	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund VIII

Notes to Portfolio of Investments

November 30, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of six funds that are offering shares. This report covers the two funds listed below (each a “Fund” and collectively, the “Funds”). The shares of each Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).

First Trust CEF Income Opportunity ETF – (Nasdaq ticker “FCEF”)

First Trust Municipal CEF Income Opportunity ETF – (Nasdaq ticker “MCEF”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

First Trust Exchange-Traded Fund VIII

Notes to Portfolio of Investments (Continued)

November 30, 2018 (Unaudited)

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of November 30, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments
November 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 3.0%
558	Boeing (The) Co.	$193,492
1,064	General Dynamics Corp.	196,723
627	Lockheed Martin Corp.	188,370
1,053	Raytheon Co.	184,633
1,553	United Technologies Corp.	189,217
		952,435

	Air Freight & Logistics — 1.3%
905	FedEx Corp.	207,245
1,859	United Parcel Service, Inc., Class B	214,324
		421,569

	Auto Components — 0.7%
9,243	Goodyear Tire & Rubber (The) Co.	214,068

	Automobiles — 1.5%
23,882	Ford Motor Co.	224,730
6,409	General Motors Co.	243,221
		467,951

	Banks — 4.1%
7,297	Bank of America Corp.	207,235
3,020	Citigroup, Inc.	195,666
1,905	JPMorgan Chase & Co.	211,817
12,758	People’s United Financial, Inc.	215,100
4,099	U.S. Bancorp	223,231
4,161	Wells Fargo & Co.	225,859
		1,278,908

	Beverages — 2.3%
4,782	Coca-Cola (The) Co.	241,013
3,581	Molson Coors Brewing Co., Class B	235,522
2,035	PepsiCo, Inc.	248,148
		724,683

	Biotechnology — 3.2%
2,284	AbbVie, Inc.	215,313
1,058	Amgen, Inc.	220,328
622	Biogen, Inc. (a)	207,574
2,384	Celgene Corp. (a)	172,172
2,768	Gilead Sciences, Inc.	199,130
		1,014,517

	Building Products — 0.6%
4,106	Fortune Brands Home & Security, Inc.	179,843
220	Resideo Technologies, Inc. (a)	4,538
		184,381

	Capital Markets — 3.1%
1,585	Affiliated Managers Group, Inc.	176,125
4,192	Bank of New York Mellon (The) Corp.	215,092
461	BlackRock, Inc.	197,313
961	Goldman Sachs Group (The), Inc.	183,253

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
4,626	Morgan Stanley	$205,348
		977,131

	Chemicals — 1.3%
2,095	Albemarle Corp.	201,790
3,375	DowDuPont, Inc.	195,244
		397,034

	Commercial Services & Supplies — 0.6%
3,925	Stericycle, Inc. (a)	188,675

	Communications Equipment — 0.7%
4,462	Cisco Systems, Inc.	213,596

	Construction & Engineering — 0.7%
6,462	Quanta Services, Inc. (a)	226,816

	Construction Materials — 0.7%
1,178	Martin Marietta Materials, Inc.	224,633

	Consumer Finance — 1.4%
2,016	American Express Co.	226,336
2,261	Capital One Financial Corp.	202,767
		429,103

	Containers & Packaging — 1.9%
2,027	Avery Dennison Corp.	195,403
2,061	Packaging Corp. of America	201,607
5,674	Sealed Air Corp.	207,271
		604,281

	Diversified Consumer Services — 0.7%
8,607	H&R Block, Inc.	232,475

	Diversified Financial Services — 1.4%
1,012	Berkshire Hathaway, Inc., Class B (a)	220,859
9,813	Jefferies Financial Group, Inc.	214,414
		435,273

	Diversified Telecommunication Services — 1.4%
6,449	AT&T, Inc.	201,467
4,027	Verizon Communications, Inc.	242,828
		444,295

	Electric Utilities — 4.6%
5,186	Alliant Energy Corp.	235,392
2,782	Duke Energy Corp.	246,402
5,117	Exelon Corp.	237,378
1,313	NextEra Energy, Inc.	238,585
2,802	Pinnacle West Capital Corp.	250,387
5,147	Southern (The) Co.	243,607
		1,451,751

See Notes to Portfolio of Investments

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 0.6%
2,798	Emerson Electric Co.	$188,921

	Electronic Equipment, Instruments & Components — 1.1%
3,576	FLIR Systems, Inc.	163,995
1,390	IPG Photonics Corp. (a)	197,589
		361,584

	Energy Equipment & Services — 1.6%
5,246	Halliburton Co.	164,882
3,069	Helmerich & Payne, Inc.	185,981
3,500	Schlumberger Ltd.	157,850
		508,713

	Entertainment — 2.0%
580	Netflix, Inc. (a)	165,955
4,699	Twenty-First Century Fox, Inc., Class A	232,460
1,872	Walt Disney (The) Co.	216,197
		614,612

	Equity Real Estate Investment Trusts — 4.4%
5,022	Apartment Investment & Management Co., Class A	236,486
1,788	Federal Realty Investment Trust	236,177
6,514	Iron Mountain, Inc.	221,281
13,840	Kimco Realty Corp.	226,284
1,269	Simon Property Group, Inc.	235,641
2,275	SL Green Realty Corp.	219,355
		1,375,224

	Food & Staples Retailing — 2.2%
936	Costco Wholesale Corp.	216,478
2,973	Walgreens Boots Alliance, Inc.	251,724
2,328	Walmart, Inc.	227,329
		695,531

	Food Products — 2.8%
6,562	Conagra Brands, Inc.	212,215
2,144	J.M. Smucker (The) Co.	224,069
3,924	Kraft Heinz (The) Co.	200,595
5,122	Mondelez International, Inc., Class A	230,388
		867,267

	Health Care Equipment & Supplies — 3.6%
3,030	Abbott Laboratories	224,371
2,017	Danaher Corp.	220,942
5,884	DENTSPLY SIRONA, Inc.	222,298
2,236	Medtronic PLC	218,077
1,955	Varian Medical Systems, Inc. (a)	241,227
		1,126,915

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services — 2.2%
2,743	CVS Health Corp.	$219,989
812	UnitedHealth Group, Inc.	228,464
1,748	Universal Health Services, Inc., Class B	241,206
		689,659

	Hotels, Restaurants & Leisure — 1.6%
1,326	McDonald’s Corp.	249,964
3,942	Starbucks Corp.	263,010
		512,974

	Household Durables — 0.6%
5,044	Leggett & Platt, Inc.	195,405

	Household Products — 2.2%
3,667	Church & Dwight Co., Inc.	242,719
3,304	Colgate-Palmolive Co.	209,870
2,634	Procter & Gamble (The) Co.	248,939
		701,528

	Independent Power and Renewable Electricity Producers — 1.5%
15,209	AES (The) Corp.	235,588
5,875	NRG Energy, Inc.	225,776
		461,364

	Industrial Conglomerates — 1.7%
1,015	3M Co.	211,039
17,519	General Electric Co.	131,392
1,322	Honeywell International, Inc.	194,004
		536,435

	Insurance — 3.1%
2,214	Allstate (The) Corp.	197,467
4,103	American International Group, Inc.	177,455
2,035	Assurant, Inc.	197,883
4,797	Brighthouse Financial, Inc. (a)	193,127
4,649	MetLife, Inc.	207,485
		973,417

	Interactive Media & Services — 2.1%
181	Alphabet, Inc., Class A (a)	200,847
1,344	Facebook, Inc., Class A (a)	188,980
4,255	TripAdvisor, Inc. (a)	272,575
		662,402

	Internet & Direct Marketing Retail — 1.3%
112	Amazon.com, Inc. (a)	189,299
111	Booking Holdings, Inc. (a)	209,999
		399,298

	IT Services — 3.9%
1,259	Accenture PLC, Class A	207,131
1,432	International Business Machines Corp.	177,955

See Notes to Portfolio of Investments

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
981	Mastercard, Inc., Class A	$197,250
2,509	PayPal Holdings, Inc. (a)	215,297
1,463	Visa, Inc., Class A	207,322
11,446	Western Union (The) Co.	214,383
		1,219,338

	Life Sciences Tools & Services — 0.6%
2,268	PerkinElmer, Inc.	197,452

	Machinery — 1.9%
1,381	Caterpillar, Inc.	187,360
4,001	Flowserve Corp.	194,089
5,014	Pentair PLC	214,098
		595,547

	Media — 1.5%
676	Charter Communications, Inc., Class A (a)	222,539
6,226	Comcast Corp., Class A	242,876
		465,415

	Multiline Retail — 0.6%
2,537	Target Corp.	180,026

	Multi-Utilities — 0.7%
8,883	NiSource, Inc.	234,689

	Oil, Gas & Consumable Fuels — 5.4%
9,462	Cabot Oil & Gas Corp.	238,064
1,755	Chevron Corp.	208,740
2,242	Cimarex Energy Co.	183,799
2,795	ConocoPhillips	184,973
4,938	EQT Corp.	92,390
3,950	Equitrans Midstream Corp. (a)	88,164
2,548	Exxon Mobil Corp.	202,566
12,000	Kinder Morgan, Inc.	204,840
7,431	Newfield Exploration Co. (a)	125,955
2,659	Occidental Petroleum Corp.	186,848
		1,716,339

	Personal Products — 0.5%
17,414	Coty, Inc., Class A	145,233

	Pharmaceuticals — 4.7%
1,128	Allergan PLC	176,645
3,489	Bristol-Myers Squibb Co.	186,522
2,020	Eli Lilly and Co.	239,653
1,569	Johnson & Johnson	230,486
3,054	Merck & Co., Inc.	242,304
3,024	Perrigo Co. PLC	188,335
4,905	Pfizer, Inc.	226,758
		1,490,703

	Road & Rail — 0.7%
1,342	Union Pacific Corp.	206,373

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 2.9%
4,490	Intel Corp.	$221,402
763	NVIDIA Corp.	124,697
2,867	Qorvo, Inc. (a)	188,677
3,001	QUALCOMM, Inc.	174,838
2,016	Texas Instruments, Inc.	201,298
		910,912

	Software — 1.3%
1,900	Microsoft Corp.	210,691
4,394	Oracle Corp.	214,251
		424,942

	Specialty Retail — 2.0%
4,537	Foot Locker, Inc.	255,887
1,069	Home Depot (The), Inc.	192,762
1,950	Lowe’s Cos., Inc.	184,021
		632,670

	Technology Hardware, Storage & Peripherals — 1.2%
945	Apple, Inc.	168,758
7,978	Xerox Corp.	214,768
		383,526

	Textiles, Apparel & Luxury Goods — 0.6%
2,651	NIKE, Inc., Class B	199,143

	Tobacco — 1.3%
3,587	Altria Group, Inc.	196,675
2,643	Philip Morris International, Inc.	228,699
		425,374
	Total Common Stocks — 99.6%	31,382,506
	(Cost $30,978,978)

	Money Market Funds — 0.2%
63,735	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.10% (b)	63,735
	(Cost $63,735)

	Total Investments — 99.8%	31,446,241
	(Cost $31,042,713) (c)
	Net Other Assets and Liabilities — 0.2%	58,526
	Net Assets — 100.0%	$31,504,767

See Notes to Portfolio of Investments

EquityCompass Risk Manager ETF (ERM)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,039,704 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,636,176. The net unrealized appreciation was $403,528.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$31,382,506	$—	$—
Money Market Funds	63,735	—	—
Total Investments	$31,446,241	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments
November 30, 2018 (Unaudited)

Lo

Shares	Description	Value

	Common Stocks — 99.6%
	Aerospace & Defense — 3.0%
1,098	Boeing (The) Co.	$380,742
2,094	General Dynamics Corp.	387,160
1,234	Lockheed Martin Corp.	370,731
2,072	Raytheon Co.	363,304
3,055	United Technologies Corp.	372,221
		1,874,158

	Air Freight & Logistics — 1.3%
1,777	FedEx Corp.	406,933
3,648	United Parcel Service, Inc., Class B	420,578
		827,511

	Auto Components — 0.7%
18,136	Goodyear Tire & Rubber (The) Co.	420,030

	Automobiles — 1.5%
46,885	Ford Motor Co.	441,188
12,579	General Motors Co.	477,373
		918,561

	Banks — 4.1%
14,345	Bank of America Corp.	407,398
5,933	Citigroup, Inc.	384,399
3,746	JPMorgan Chase & Co.	416,518
25,084	People’s United Financial, Inc.	422,916
8,067	U.S. Bancorp	439,329
8,184	Wells Fargo & Co.	444,227
		2,514,787

	Beverages — 2.3%
9,404	Coca-Cola (The) Co.	473,962
7,026	Molson Coors Brewing Co., Class B	462,100
4,002	PepsiCo, Inc.	488,004
		1,424,066

	Biotechnology — 3.2%
4,492	AbbVie, Inc.	423,461
2,080	Amgen, Inc.	433,160
1,226	Biogen, Inc. (a)	409,140
4,690	Celgene Corp. (a)	338,712
5,436	Gilead Sciences, Inc.	391,066
		1,995,539

	Building Products — 0.6%
8,066	Fortune Brands Home & Security, Inc.	353,291
432	Resideo Technologies, Inc. (a)	8,912
		362,203

	Capital Markets — 3.1%
3,111	Affiliated Managers Group, Inc.	345,694
8,249	Bank of New York Mellon (The) Corp.	423,256
905	BlackRock, Inc.	387,349
1,890	Goldman Sachs Group (The), Inc.	360,404
9,086	Morgan Stanley	403,328
		1,920,031

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 1.3%
4,115	Albemarle Corp.	$396,357
6,623	DowDuPont, Inc.	383,140
		779,497

	Commercial Services & Supplies — 0.6%
7,724	Stericycle, Inc. (a)	371,293

	Communications Equipment — 0.7%
8,768	Cisco Systems, Inc.	419,724

	Construction & Engineering — 0.7%
12,723	Quanta Services, Inc. (a)	446,577

	Construction Materials — 0.7%
2,317	Martin Marietta Materials, Inc.	441,829

	Consumer Finance — 1.4%
3,964	American Express Co.	445,038
4,448	Capital One Financial Corp.	398,897
		843,935

	Containers & Packaging — 1.9%
3,984	Avery Dennison Corp.	384,058
4,042	Packaging Corp. of America	395,388
11,171	Sealed Air Corp.	408,077
		1,187,523

	Diversified Consumer Services — 0.7%
16,921	H&R Block, Inc.	457,036

	Diversified Financial Services — 1.4%
1,987	Berkshire Hathaway, Inc., Class B (a)	433,643
19,347	Jefferies Financial Group, Inc.	422,732
		856,375

	Diversified Telecommunication Services — 1.4%
12,699	AT&T, Inc.	396,717
7,916	Verizon Communications, Inc.	477,335
		874,052

	Electric Utilities — 4.6%
10,156	Alliant Energy Corp.	460,981
5,451	Duke Energy Corp.	482,795
10,021	Exelon Corp.	464,874
2,577	NextEra Energy, Inc.	468,267
5,496	Pinnacle West Capital Corp.	491,122
10,091	Southern (The) Co.	477,607
		2,845,646

	Electrical Equipment — 0.6%
5,499	Emerson Electric Co.	371,292

	Electronic Equipment, Instruments & Components — 1.1%
7,027	FLIR Systems, Inc.	322,258

See Notes to Portfolio of Investments

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
2,736	IPG Photonics Corp. (a)	$388,923
		711,181

	Energy Equipment & Services — 1.6%
10,326	Halliburton Co.	324,546
6,021	Helmerich & Payne, Inc.	364,873
6,879	Schlumberger Ltd.	310,243
		999,662

	Entertainment — 2.0%
1,140	Netflix, Inc. (a)	326,188
9,241	Twenty-First Century Fox, Inc., Class A	457,153
3,676	Walt Disney (The) Co.	424,541
		1,207,882

	Equity Real Estate Investment Trusts — 4.4%
9,872	Apartment Investment & Management Co., Class A	464,873
3,512	Federal Realty Investment Trust	463,900
12,795	Iron Mountain, Inc.	434,646
27,175	Kimco Realty Corp.	444,311
2,491	Simon Property Group, Inc.	462,554
4,470	SL Green Realty Corp.	430,997
		2,701,281

	Food & Staples Retailing — 2.2%
1,842	Costco Wholesale Corp.	426,018
5,855	Walgreens Boots Alliance, Inc.	495,743
4,578	Walmart, Inc.	447,041
		1,368,802

	Food Products — 2.8%
12,890	Conagra Brands, Inc.	416,862
4,214	J.M. Smucker (The) Co.	440,405
7,699	Kraft Heinz (The) Co.	393,573
10,070	Mondelez International, Inc., Class A	452,949
		1,703,789

	Health Care Equipment & Supplies — 3.6%
5,954	Abbott Laboratories	440,894
3,966	Danaher Corp.	434,435
11,559	DENTSPLY SIRONA, Inc.	436,699
4,396	Medtronic PLC	428,742
3,838	Varian Medical Systems, Inc. (a)	473,571
		2,214,341

	Health Care Providers & Services — 2.2%
5,398	CVS Health Corp.	432,920
1,596	UnitedHealth Group, Inc.	449,050

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
3,439	Universal Health Services, Inc., Class B	$474,548
		1,356,518

	Hotels, Restaurants & Leisure — 1.6%
2,607	McDonald’s Corp.	491,445
7,754	Starbucks Corp.	517,347
		1,008,792

	Household Durables — 0.6%
9,901	Leggett & Platt, Inc.	383,565

	Household Products — 2.2%
7,203	Church & Dwight Co., Inc.	476,767
6,494	Colgate-Palmolive Co.	412,499
5,173	Procter & Gamble (The) Co.	488,900
		1,378,166

	Independent Power and Renewable Electricity Producers — 1.5%
29,780	AES (The) Corp.	461,292
11,534	NRG Energy, Inc.	443,252
		904,544

	Industrial Conglomerates — 1.7%
1,994	3M Co.	414,592
34,339	General Electric Co.	257,542
2,598	Honeywell International, Inc.	381,257
		1,053,391

	Insurance — 3.1%
4,349	Allstate (The) Corp.	387,887
8,064	American International Group, Inc.	348,768
3,999	Assurant, Inc.	388,863
9,426	Brighthouse Financial, Inc. (a)	379,491
9,138	MetLife, Inc.	407,829
		1,912,838

	Interactive Media & Services — 2.1%
357	Alphabet, Inc., Class A (a)	396,145
2,646	Facebook, Inc., Class A (a)	372,054
8,384	TripAdvisor, Inc. (a)	537,079
		1,305,278

	Internet & Direct Marketing Retail — 1.3%
220	Amazon.com, Inc. (a)	371,837
218	Booking Holdings, Inc. (a)	412,430
		784,267

	IT Services — 3.9%
2,476	Accenture PLC, Class A	407,352
2,814	International Business Machines Corp.	349,696
1,929	Mastercard, Inc., Class A	387,864
4,935	PayPal Holdings, Inc. (a)	423,472

See Notes to Portfolio of Investments

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
2,879	Visa, Inc., Class A	$407,983
22,549	Western Union (The) Co.	422,343
		2,398,710

	Life Sciences Tools & Services — 0.6%
4,451	PerkinElmer, Inc.	387,504

	Machinery — 1.9%
2,713	Caterpillar, Inc.	368,073
7,866	Flowserve Corp.	381,580
9,856	Pentair PLC	420,851
		1,170,504

	Media — 1.5%
1,329	Charter Communications, Inc., Class A (a)	437,507
12,215	Comcast Corp., Class A	476,507
		914,014

	Multiline Retail — 0.6%
4,988	Target Corp.	353,948

	Multi-Utilities — 0.7%
17,405	NiSource, Inc.	459,840

	Oil, Gas & Consumable Fuels — 5.4%
18,589	Cabot Oil & Gas Corp.	467,699
3,446	Chevron Corp.	409,867
4,413	Cimarex Energy Co.	361,778
5,496	ConocoPhillips	363,725
9,701	EQT Corp.	181,506
7,760	Equitrans Midstream Corp. (a)	173,203
5,007	Exxon Mobil Corp.	398,057
23,545	Kinder Morgan, Inc.	401,913
14,593	Newfield Exploration Co. (a)	247,351
5,236	Occidental Petroleum Corp.	367,934
		3,373,033

	Personal Products — 0.5%
34,217	Coty, Inc., Class A	285,370

	Pharmaceuticals — 4.7%
2,220	Allergan PLC	347,652
6,870	Bristol-Myers Squibb Co.	367,270
3,967	Eli Lilly and Co.	470,645
3,085	Johnson & Johnson	453,186
6,004	Merck & Co., Inc.	476,357
5,946	Perrigo Co. PLC	370,317
9,650	Pfizer, Inc.	446,120
		2,931,547

	Road & Rail — 0.7%
2,636	Union Pacific Corp.	405,364

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 2.9%
8,808	Intel Corp.	$434,322
1,497	NVIDIA Corp.	244,655
5,631	Qorvo, Inc. (a)	370,576
5,906	QUALCOMM, Inc.	344,084
3,966	Texas Instruments, Inc.	396,005
		1,789,642

	Software — 1.3%
3,737	Microsoft Corp.	414,396
8,633	Oracle Corp.	420,945
		835,341

	Specialty Retail — 2.0%
8,922	Foot Locker, Inc.	503,201
2,100	Home Depot (The), Inc.	378,672
3,828	Lowe’s Cos., Inc.	361,248
		1,243,121

	Technology Hardware, Storage & Peripherals — 1.2%
1,857	Apple, Inc.	331,623
15,657	Xerox Corp.	421,487
		753,110

	Textiles, Apparel & Luxury Goods — 0.6%
5,208	NIKE, Inc., Class B	391,225

	Tobacco — 1.3%
7,052	Altria Group, Inc.	386,661
5,192	Philip Morris International, Inc.	449,264
		835,925

	Total Common Stocks — 99.6%	61,674,160
	(Cost $60,347,944)

	Money Market Funds — 0.2%
127,778	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.10% (b)	127,778
	(Cost $127,778)

	Total Investments — 99.8%	61,801,938
	(Cost $60,475,722) (c)
	Net Other Assets and Liabilities — 0.2%	116,356
	Net Assets — 100.0%	$61,918,294

See Notes to Portfolio of Investments

EquityCompass Tactical Risk Manager ETF (TERM)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,469,776 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,143,560. The net unrealized appreciation was $1,326,216.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$61,674,160	$—	$—
Money Market Funds	127,778	—	—
Total Investments	$61,801,938	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund VIII

Notes to Portfolio of Investments

November 30, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of six funds that are offering shares. This report covers the two funds listed below (each a “Fund” and collectively, the “Funds”). The shares of each Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”).

EquityCompass Risk Manager ETF – (NYSE Arca ticker “ERM”)

EquityCompass Tactical Risk Manager ETF – (NYSE Arca ticker “TERM”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might

First Trust Exchange-Traded Fund VIII

Notes to Portfolio of Investments (Continued)

November 30, 2018 (Unaudited)

reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of November 30, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 32.5%

	Collateralized Mortgage Obligations — 1.4%
	Federal Home Loan Mortgage Corporation
$235,924	Series 2017-4656, Class EZ	4.00%	02/15/47	$227,022
	Federal National Mortgage Association
1,603,782	Series 2018-38, Class PA	3.50%	06/25/47	1,597,856
1,760,000	Series 2018-86, Class JA (a)	4.00%	05/25/47	1,776,225
	Government National Mortgage Association
718,372	Series 2018-115, Class DE	3.50%	08/20/48	714,882
638,278	Series 2018-124, Class NW	3.50%	09/20/48	633,952
				4,949,937
	Commercial Mortgage-Backed Securities — 1.4%
	Federal National Mortgage Association
1,245,000	Series 2018-M1, Class A2 (b)	2.99%	12/25/27	1,181,544
	Freddie Mac Multifamily Structured Pass Through Certificates
76,676	Series 2015-KF10, Class A, 1 Mo. LIBOR + 0.38% (c)	2.69%	07/25/22	76,640
157,865	Series 2016-KF16, Class A, 1 Mo. LIBOR + 0.63% (c)	2.94%	03/25/26	158,147
879,556	Series 2017-K729, Class A1	2.95%	02/25/24	875,632
866,830	Series 2017-KJ18, Class A1	2.46%	03/25/22	852,285
1,094,801	Series 2017-Q006, Class APT2 (c)	2.48%	09/25/26	1,112,433
695,000	Series 2018-K158, Class A3 (c)	3.90%	10/25/33	698,626
				4,955,307
	Pass-through Securities — 29.7%
	Federal Home Loan Mortgage Corporation
270,427	Pool C91981	3.00%	02/01/38	260,073
109,085	Pool G08721	3.00%	09/01/46	104,143
433,137	Pool G08738	3.50%	12/01/46	426,123
694,320	Pool G08741	3.00%	01/01/47	662,261
444,748	Pool G08747	3.00%	02/01/47	424,382
449,564	Pool G08748	3.50%	02/01/47	442,020
1,442,015	Pool G08750	3.00%	03/01/47	1,376,440
700,427	Pool G08788	3.50%	11/01/47	687,450
4,120,675	Pool G08791	3.00%	12/01/47	3,930,086
1,412,700	Pool G08795	3.00%	01/01/48	1,347,362
1,582,000	Pool G08816	3.50%	06/01/48	1,552,559
361,327	Pool G08833	5.00%	07/01/48	378,218
73,244	Pool G08838	5.00%	09/01/48	76,725
1,485,244	Pool G08843	4.50%	10/01/48	1,528,584
940,319	Pool G08849	5.00%	11/01/48	985,123
1,001,301	Pool G16085	2.50%	02/01/32	965,371
378,533	Pool G18670	3.00%	12/01/32	372,842
920,671	Pool G60080	3.50%	06/01/45	907,428
600,505	Pool G60440	3.50%	03/01/46	591,526
1,544,584	Pool G60658	3.50%	07/01/46	1,524,601
1,756,268	Pool G67700	3.50%	08/01/46	1,733,458
827,351	Pool G67703	3.50%	04/01/47	814,119
3,957,671	Pool G67706	3.50%	12/01/47	3,893,556
3,108,971	Pool G67707	3.50%	01/01/48	3,066,302
3,036,055	Pool G67708	3.50%	03/01/48	2,985,437
3,045,320	Pool G67709	3.50%	03/01/48	2,995,964
3,050,719	Pool G67710	3.50%	03/01/48	2,997,007
3,419,836	Pool G67714	4.00%	07/01/48	3,460,649

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$2,970,000	Pool TBA (d)	3.50%	12/15/33	$2,976,971
795,000	Pool TBA (d)	3.50%	12/15/48	779,532
4,150,000	Pool TBA (d)	4.50%	12/15/48	4,266,803
619,387	Pool U90772	3.50%	01/01/43	610,885
1,696,907	Pool WA3208	3.98%	04/01/34	1,699,341
	Federal National Mortgage Association
1,540,902	Pool 995916	5.01%	06/01/19	1,547,706
898,166	Pool AM1619	2.34%	12/01/22	870,425
1,029,899	Pool AM3169	2.61%	04/01/23	1,008,905
93,017	Pool AM4724	3.95%	11/01/25	95,501
116,416	Pool AM5673	3.65%	04/01/23	118,645
1,600,000	Pool AM6501	3.32%	08/01/26	1,583,682
119,056	Pool AM7122	3.61%	11/01/34	117,059
93,834	Pool AM7817	3.31%	01/01/27	92,882
43,008	Pool AN0550	3.63%	02/01/31	42,374
157,601	Pool AN1151	3.20%	03/01/31	149,441
120,000	Pool AN2786	2.76%	09/01/36	105,653
204,430	Pool AN4665	3.49%	02/01/32	198,331
97,917	Pool AN5529	3.02%	06/01/28	94,080
799,055	Pool AN7227	3.20%	10/01/29	766,822
700,000	Pool AN7274	3.10%	11/01/29	664,754
1,829,619	Pool AN9305	3.39%	05/01/30	1,776,778
370,343	Pool AS9334	3.00%	03/01/32	365,891
1,090,971	Pool CA0996	3.50%	01/01/48	1,072,754
2,738,631	Pool CA1187	3.50%	02/01/48	2,687,822
1,924,337	Pool CA1710	4.50%	05/01/48	1,980,525
1,273,208	Pool CA1711	4.50%	05/01/48	1,310,765
847,971	Pool CA2208	4.50%	08/01/48	872,732
353,475	Pool MA2145	4.00%	01/01/45	356,668
54,234	Pool MA2896	3.50%	02/01/47	53,332
195,813	Pool MA3088	4.00%	08/01/47	197,100
717,434	Pool MA3147	3.00%	10/01/47	684,672
1,619,211	Pool MA3179	3.00%	11/01/47	1,545,185
3,462,930	Pool MA3210	3.50%	12/01/47	3,398,161
415,183	Pool MA3237	3.00%	01/01/48	396,055
277,780	Pool MA3238	3.50%	01/01/48	272,584
2,581,701	Pool MA3239	4.00%	01/01/48	2,600,084
1,082,024	Pool MA3276	3.50%	02/01/48	1,061,778
1,158,079	Pool MA3332	3.50%	04/01/48	1,136,418
806,502	Pool MA3333	4.00%	04/01/48	814,529
752,105	Pool MA3336	3.50%	04/01/38	748,231
702,356	Pool MA3384	4.00%	06/01/48	706,918
1,340,994	Pool MA3444	4.50%	08/01/48	1,379,830
1,750,000	Pool TBA (a) (d) (e)	3.94%	02/25/29	1,779,468
130,000	Pool TBA (d)	3.00%	12/15/32	128,269
820,000	Pool TBA (d)	3.50%	12/15/44	804,025
1,605,000	Pool TBA (d)	4.00%	12/15/47	1,613,982
	Government National Mortgage Association
512,003	Pool MA1157	3.50%	07/20/43	509,146

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$367,929	Pool MA4069	3.50%	11/20/46	$364,116
312,084	Pool MA4195	3.00%	01/20/47	300,879
398,165	Pool MA4196	3.50%	01/20/47	393,975
200,434	Pool MA4453	4.50%	05/20/47	207,906
200,240	Pool MA4586	3.50%	07/20/47	198,127
1,420,296	Pool MA4588	4.50%	07/20/47	1,466,802
1,830,876	Pool MA4652	3.50%	08/20/47	1,811,557
503,042	Pool MA4719	3.50%	09/20/47	497,735
230,960	Pool MA4722	5.00%	09/20/47	241,276
162,240	Pool MA4777	3.00%	10/20/47	156,336
2,421,667	Pool MA4836	3.00%	11/20/47	2,333,367
1,778,492	Pool MA4837	3.50%	11/20/47	1,759,714
698,399	Pool MA4838	4.00%	11/20/47	707,760
1,022,369	Pool MA4961	3.00%	01/20/48	985,066
856,280	Pool MA4962	3.50%	01/20/48	847,237
615,439	Pool MA5399	4.50%	08/20/48	635,630
805,000	Pool TBA (d)	3.50%	12/15/47	795,771
595,000	Pool TBA (d)	4.00%	12/15/47	602,263
1,065,000	Pool TBA (d)	4.50%	12/15/47	1,098,658
1,480,000	Pool TBA (d)	5.00%	01/15/48	1,541,756
				105,479,234
	Total U.S. Government Agency Mortgage-Backed Securities			115,384,478
	(Cost $115,381,246)

CORPORATE BONDS — 28%

	Aerospace/Defense — 0.4%
600,000	BAE Systems Holdings, Inc. (f)	6.38%	06/01/19	608,935
405,000	L3 Technologies, Inc.	4.40%	06/15/28	403,801
100,000	Northrop Grumman Corp.	2.93%	01/15/25	94,473
305,000	Northrop Grumman Corp.	3.20%	02/01/27	286,584
				1,393,793

	Agriculture — 0.1%
550,000	BAT Capital Corp.	2.76%	08/15/22	521,219

	Airlines — 0.4%
132,241	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	127,877
1,025,807	Continental Airlines Pass-Through Trust, Series 2007-1, Class A	5.98%	04/19/22	1,078,549
157,870	Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1	6.72%	01/02/23	166,686
				1,373,112

	Auto Manufacturers — 0.8%
885,000	Ford Motor Credit Co. LLC	2.34%	11/02/20	849,312
285,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (c)	3.31%	10/12/21	279,512
300,000	Ford Motor Credit Co. LLC	3.81%	10/12/21	290,772
230,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	216,916
150,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 1.08% (c)	3.66%	08/03/22	144,494
150,000	Ford Motor Credit Co. LLC, Medium-Term Note	2.94%	01/08/19	149,896

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Auto Manufacturers (Continued)
$210,000	General Motors Financial Co., Inc.	2.40%	05/09/19	$209,104
750,000	General Motors Financial Co., Inc.	3.15%	01/15/20	744,824
				2,884,830

	Banks — 8.0%
1,385,000	Bank of America Corp. (g)	2.74%	01/23/22	1,357,239
1,100,000	Bank of America Corp. (g)	3.42%	12/20/28	1,014,424
850,000	Bank of America Corp., Global Medium-Term Note (g)	3.59%	07/21/28	801,446
75,000	Bank of America Corp., Medium-Term Note (g)	3.09%	10/01/25	70,648
210,000	Bank of America Corp., Medium-Term Note (g)	4.27%	07/23/29	206,063
300,000	Bank of New York Mellon (The) Corp., Medium-Term Note (g)	2.66%	05/16/23	289,530
1,250,000	Citigroup, Inc.	2.05%	12/07/18	1,249,916
650,000	Citigroup, Inc.	2.55%	04/08/19	649,114
250,000	Citigroup, Inc.	8.50%	05/22/19	256,253
1,000,000	Citigroup, Inc. (g)	3.14%	01/24/23	976,842
600,000	Citigroup, Inc. (g)	3.52%	10/27/28	553,326
2,000,000	Goldman Sachs Group, (The), Inc.	2.55%	10/23/19	1,986,624
1,000,000	Goldman Sachs Group, (The), Inc. (g)	2.88%	10/31/22	965,062
75,000	Goldman Sachs Group, (The), Inc. (g)	3.27%	09/29/25	69,966
550,000	Goldman Sachs Group, (The), Inc. (g)	3.69%	06/05/28	509,380
695,000	Goldman Sachs Group, (The), Inc. (g)	3.81%	04/23/29	646,763
1,000,000	JPMorgan Chase & Co.	2.25%	01/23/20	988,107
890,000	JPMorgan Chase & Co. (g)	4.02%	12/05/24	887,926
500,000	JPMorgan Chase & Co.	3.90%	07/15/25	490,880
1,150,000	JPMorgan Chase & Co.	3.20%	06/15/26	1,070,997
365,000	JPMorgan Chase & Co. (g)	3.54%	05/01/28	344,396
1,110,000	JPMorgan Chase Bank N.A. Bank Note, 3 Mo. LIBOR + 0.25% (c)	2.87%	02/13/20	1,106,238
1,105,000	JPMorgan Chase Bank N.A. Bank Note (g)	2.60%	02/01/21	1,094,097
2,450,000	Morgan Stanley, Series 3NC2, 3 Mo. LIBOR + 0.80% (c)	3.41%	02/14/20	2,450,441
500,000	Morgan Stanley, Global Medium-Term Note, 3 Mo. LIBOR + 1.38% (c)	3.92%	02/01/19	500,830
350,000	Morgan Stanley, Medium-Term Note	5.63%	09/23/19	356,370
400,000	PNC Bank N.A.	3.80%	07/25/23	397,183
690,000	PNC Bank N.A., Bank Note	2.50%	01/22/21	677,902
180,000	State Street Corp. (g)	3.78%	12/03/24	180,547
1,000,000	Wells Fargo & Co.	3.00%	04/22/26	922,229
250,000	Wells Fargo & Co.	3.00%	10/23/26	228,039
1,480,000	Wells Fargo & Co., Medium-Term Note	2.63%	07/22/22	1,419,704
350,000	Wells Fargo & Co., Medium-Term Note (g)	3.58%	05/22/28	331,112
3,000,000	Wells Fargo Bank N.A. Bank Note	2.40%	01/15/20	2,975,034
300,000	Wells Fargo Bank N.A. Bank Note (g)	3.33%	07/23/21	298,463
				28,323,091

	Beverages — 0.4%
500,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (f)	3.65%	02/01/26	472,118
200,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (f)	4.90%	02/01/46	186,317

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Beverages (Continued)
$200,000	Constellation Brands, Inc.	2.00%	11/07/19	$197,662
500,000	Constellation Brands, Inc.	3.88%	11/15/19	501,019
				1,357,116

	Biotechnology — 0.6%
727,000	Amgen, Inc.	4.40%	05/01/45	668,166
120,000	Baxalta, Inc.	4.00%	06/23/25	115,784
370,000	Celgene Corp.	2.75%	02/15/23	351,236
250,000	Celgene Corp.	3.88%	08/15/25	240,166
200,000	Celgene Corp.	5.00%	08/15/45	185,071
175,000	Gilead Sciences, Inc.	3.65%	03/01/26	170,098
380,000	Gilead Sciences, Inc.	4.15%	03/01/47	337,771
				2,068,292

	Chemicals — 0.3%
150,000	Axalta Coating Systems LLC (f)	4.88%	08/15/24	145,980
700,000	Dow Chemical (The) Co.	8.55%	05/15/19	716,671
180,000	International Flavors & Fragrances, Inc.	5.00%	09/26/48	174,362
24,000	Valvoline, Inc.	5.50%	07/15/24	23,877
30,000	Valvoline, Inc.	4.38%	08/15/25	27,675
				1,088,565

	Commercial Services — 0.0%
10,000	Gartner, Inc. (f)	5.13%	04/01/25	9,888
120,000	Matthews International Corp. (f)	5.25%	12/01/25	111,899
50,000	Service Corp. International	4.50%	11/15/20	49,750
20,000	Service Corp. International	5.38%	01/15/22	20,138
				191,675

	Computers — 0.1%
450,000	Dell International LLC / EMC Corp. (f)	3.48%	06/01/19	449,086

	Cosmetics/Personal Care — 0.0%
62,000	First Quality Finance Co., Inc. (f)	5.00%	07/01/25	56,885

	Diversified Financial Services — 0.4%
485,000	Air Lease Corp.	3.50%	01/15/22	477,055
670,000	Air Lease Corp.	3.25%	03/01/25	617,702
450,000	Raymond James Financial, Inc.	4.95%	07/15/46	430,355
				1,525,112

	Electric — 2.3%
200,000	Ameren Illinois Co.	3.70%	12/01/47	177,735
350,000	Black Hills Corp.	2.50%	01/11/19	349,684
750,000	Cleco Power LLC	6.00%	12/01/40	834,623
155,000	Duke Energy Carolinas LLC	3.70%	12/01/47	135,515
700,000	Duke Energy Progress LLC	3.25%	08/15/25	680,873
750,000	Duquesne Light Holdings, Inc. (f)	6.40%	09/15/20	783,634
750,000	Entergy Texas, Inc.	3.45%	12/01/27	711,506
400,000	LG&E & KU Energy LLC	3.75%	11/15/20	401,291
830,000	Metropolitan Edison Co. (f)	4.00%	04/15/25	831,687
900,000	NextEra Energy Capital Holdings, Inc., 3 Mo. LIBOR + 0.55% (c)	3.26%	08/28/21	900,685

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Electric (Continued)
$200,000	Pennsylvania Electric Co., Series C	6.63%	04/01/19	$202,347
800,000	PNM Resources, Inc.	3.25%	03/09/21	788,671
300,000	Southwestern Electric Power Co.	3.55%	02/15/22	295,814
750,000	Tucson Electric Power Co.	5.15%	11/15/21	782,228
355,000	Virginia Electric & Power Co.	4.60%	12/01/48	352,791
				8,229,084

	Electronics — 0.0%
75,000	Itron, Inc. (f)	5.00%	01/15/26	69,985

	Entertainment — 0.0%
100,000	Churchill Downs, Inc. (f)	4.75%	01/15/28	91,500

	Environmental Control — 0.1%
150,000	Republic Services, Inc.	2.90%	07/01/26	138,953
190,000	Waste Management, Inc.	3.15%	11/15/27	178,465
				317,418

	Food — 0.8%
29,000	B&G Foods, Inc.	4.63%	06/01/21	28,601
80,000	Chobani LLC / Chobani Finance Corp., Inc. (f)	7.50%	04/15/25	65,900
804,000	Conagra Brands, Inc.	3.80%	10/22/21	802,701
300,000	General Mills, Inc.	4.20%	04/17/28	289,665
650,000	Kraft Heinz Foods Co.	4.63%	01/30/29	633,780
175,000	Kraft Heinz Foods Co.	4.38%	06/01/46	143,452
20,000	Lamb Weston Holdings, Inc. (f)	4.63%	11/01/24	19,375
202,000	Post Holdings, Inc. (f)	5.75%	03/01/27	190,385
25,000	Post Holdings, Inc. (f)	5.63%	01/15/28	23,313
600,000	Tyson Foods, Inc.	2.65%	08/15/19	596,870
				2,794,042

	Forest Products & Paper — 0.2%
850,000	Georgia-Pacific LLC (f)	2.54%	11/15/19	843,553

	Gas — 0.1%
200,000	Spire, Inc.	3.54%	02/27/24	192,486

	Healthcare-Products — 0.6%
327,000	Abbott Laboratories	3.75%	11/30/26	319,658
300,000	Becton Dickinson and Co.	3.25%	11/12/20	297,639
700,000	Boston Scientific Corp.	6.00%	01/15/20	718,964
135,000	Hologic, Inc. (f)	4.63%	02/01/28	126,984
180,000	Teleflex, Inc.	4.63%	11/15/27	169,875
525,000	Zimmer Biomet Holdings, Inc.	2.70%	04/01/20	518,092
				2,151,212

	Healthcare-Services — 1.5%
600,000	Anthem, Inc.	2.25%	08/15/19	596,209
150,000	Anthem, Inc.	3.30%	01/15/23	146,861
120,000	Anthem, Inc.	3.65%	12/01/27	112,706
140,000	Catalent Pharma Solutions, Inc. (f)	4.88%	01/15/26	133,350
51,000	CHS/Community Health Systems, Inc. (f)	8.63%	01/15/24	51,956
75,000	Cigna Corp.	3.05%	10/15/27	67,154

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Healthcare-Services (Continued)
$700,000	Fresenius Medical Care US Finance II, Inc. (f)	5.63%	07/31/19	$708,991
600,000	Halfmoon Parent, Inc. (f)	4.38%	10/15/28	591,767
600,000	Halfmoon Parent, Inc. (f)	4.90%	12/15/48	573,418
126,000	HCA, Inc.	6.50%	02/15/20	129,780
180,000	HCA, Inc.	4.75%	05/01/23	180,450
53,000	HCA, Inc.	5.25%	04/15/25	53,663
500,000	Humana, Inc.	2.63%	10/01/19	498,420
360,000	Humana, Inc.	2.90%	12/15/22	346,904
450,000	Kaiser Foundation Hospitals	3.50%	04/01/22	453,667
55,000	Molina Healthcare, Inc.	5.38%	11/15/22	55,123
30,000	Molina Healthcare, Inc. (f)	4.88%	06/15/25	28,388
200,000	New York and Presbyterian (The) Hospital	3.56%	08/01/36	182,078
10,000	Tenet Healthcare Corp.	4.75%	06/01/20	10,013
29,000	Tenet Healthcare Corp.	4.50%	04/01/21	28,861
60,000	Tenet Healthcare Corp.	4.38%	10/01/21	59,550
101,000	Tenet Healthcare Corp.	4.63%	07/15/24	96,707
98,000	WellCare Health Plans, Inc.	5.25%	04/01/25	97,510
				5,203,526

	Household Products/Wares — 0.1%
192,000	Central Garden & Pet Co.	5.13%	02/01/28	174,240
120,000	Spectrum Brands, Inc.	5.75%	07/15/25	114,150
				288,390

	Housewares — 0.1%
500,000	Newell Brands, Inc.	2.60%	03/29/19	498,525

	Insurance — 0.8%
800,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	761,502
700,000	Farmers Exchange Capital III (f) (g)	5.45%	10/15/54	669,201
400,000	Nationwide Mutual Insurance Co., 3 Mo. LIBOR + 2.29% (c) (f)	4.62%	12/15/24	400,012
620,000	Pricoa Global Funding I (f)	3.45%	09/01/23	611,852
240,000	Teachers Insurance & Annuity Association of America (f) (g)	4.38%	09/15/54	235,767
				2,678,334

	Internet — 0.0%
90,000	Zayo Group LLC / Zayo Capital, Inc. (f)	5.75%	01/15/27	86,175

	Media — 0.8%
65,000	Cable One, Inc. (f)	5.75%	06/15/22	65,894
200,000	CBS Corp. (f)	3.70%	06/01/28	183,409
111,000	CCO Holdings LLC / CCO Holdings Capital Corp. (f)	5.13%	05/01/27	105,450
325,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	323,214
300,000	Comcast Corp.	4.65%	07/15/42	289,998
100,000	Comcast Corp.	3.97%	11/01/47	86,130
805,000	Comcast Corp.	4.70%	10/15/48	785,697
200,000	CSC Holdings LLC (f)	5.50%	05/15/26	194,188
200,000	CSC Holdings LLC (f)	5.38%	02/01/28	188,500
195,000	Sirius XM Radio, Inc. (f)	3.88%	08/01/22	189,051
150,000	Time Warner Cable LLC	5.88%	11/15/40	142,625

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Media (Continued)
$300,000	Time Warner Cable LLC	5.50%	09/01/41	$269,859
				2,824,015

	Miscellaneous Manufacturing — 0.4%
460,000	General Electric Co., Global Medium-Term Note	4.63%	01/07/21	455,624
470,000	General Electric Co., Medium-Term Note	4.65%	10/17/21	462,893
535,000	General Electric Co., Medium-Term Note	5.55%	01/05/26	512,750
				1,431,267

	Oil & Gas — 0.3%
110,000	Antero Resources Corp.	5.00%	03/01/25	104,913
120,000	CrownRock L.P. / CrownRock Finance, Inc. (f)	5.63%	10/15/25	112,800
6,000	Diamondback Energy, Inc.	4.75%	11/01/24	5,843
100,000	Diamondback Energy, Inc.	5.38%	05/31/25	99,125
33,000	Endeavor Energy Resources L.P. / EER Finance, Inc. (f)	5.75%	01/30/28	34,073
7,000	Gulfport Energy Corp.	6.38%	05/15/25	6,379
400,000	Hess Corp.	5.60%	02/15/41	351,030
110,000	Matador Resources Co. (f)	5.88%	09/15/26	104,775
15,000	Newfield Exploration Co.	5.75%	01/30/22	15,356
60,000	Parsley Energy LLC / Parsley Finance Corp. (f)	5.25%	08/15/25	57,000
30,000	Parsley Energy LLC / Parsley Finance Corp. (f)	5.63%	10/15/27	28,650
				919,944

	Packaging & Containers — 0.9%
650,000	Amcor Finance USA, Inc. (f)	4.50%	05/15/28	637,831
500,000	Bemis Co., Inc.	6.80%	08/01/19	511,222
76,000	Berry Global, Inc. (f)	4.50%	02/15/26	71,630
50,000	Crown Americas LLC / Crown Americas Capital Corp. V	4.25%	09/30/26	46,688
50,000	Graphic Packaging International LLC	4.88%	11/15/22	49,625
150,000	Multi-Color Corp. (f)	4.88%	11/01/25	135,000
600,000	Packaging Corp. of America	2.45%	12/15/20	586,591
145,366	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.75%	10/15/20	145,366
355,000	WestRock Co. (f)	4.90%	03/15/29	357,425
400,000	WestRock MWV LLC	7.38%	09/01/19	411,326
250,000	WestRock RKT Co.	4.45%	03/01/19	250,630
				3,203,334

	Pharmaceuticals — 1.0%
100,000	AbbVie, Inc.	3.20%	05/14/26	92,056
350,000	AbbVie, Inc.	4.88%	11/14/48	319,924
200,000	Bayer US Finance II LLC (f)	2.13%	07/15/19	198,722
540,000	Bayer US Finance II LLC (f)	4.38%	12/15/28	518,958
600,000	Bayer US Finance LLC (f)	2.38%	10/08/19	594,703
500,000	CVS Health Corp.	2.25%	08/12/19	496,699
150,000	CVS Health Corp.	3.88%	07/20/25	145,583
710,000	CVS Health Corp.	5.05%	03/25/48	691,760
535,000	Elanco Animal Health, Inc. (f)	4.27%	08/28/23	531,513
75,000	Johnson & Johnson	3.63%	03/03/37	70,015
				3,659,933

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Pipelines — 1.6%
$300,000	Enbridge Energy Partners L.P.	5.50%	09/15/40	$295,499
163,000	Energy Transfer L.P.	5.50%	06/01/27	163,000
145,000	Energy Transfer Operating L.P.	5.20%	02/01/22	148,473
260,000	Energy Transfer Operating L.P.	5.15%	03/15/45	223,632
405,000	EQM Midstream Partners L.P., Series 10Y	5.50%	07/15/28	397,241
650,000	Kinder Morgan, Inc.	5.30%	12/01/34	628,020
55,000	NGPL PipeCo LLC (f)	4.38%	08/15/22	54,381
284,640	Pipeline Funding Co. LLC (f)	7.50%	01/15/30	329,176
150,000	Plains All American Pipeline L.P. / PAA Finance Corp.	2.85%	01/31/23	139,742
200,000	Plains All American Pipeline L.P. / PAA Finance Corp.	3.85%	10/15/23	192,011
50,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	48,543
145,000	Rockies Express Pipeline LLC (f)	6.00%	01/15/19	145,406
244,000	Rockies Express Pipeline LLC (f)	5.63%	04/15/20	247,660
481,841	Ruby Pipeline LLC (f)	6.00%	04/01/22	494,386
100,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	104,259
200,000	Spectra Energy Partners L.P.	4.60%	06/15/21	204,033
250,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	222,245
600,000	TC PipeLines L.P.	3.90%	05/25/27	561,244
400,000	Williams Cos (The), Inc.	4.50%	11/15/23	401,669
600,000	Williams Cos (The), Inc.	4.55%	06/24/24	601,180
				5,601,800

	Real Estate Investment Trusts — 2.7%
150,000	Alexandria Real Estate Equities, Inc.	2.75%	01/15/20	148,696
250,000	Alexandria Real Estate Equities, Inc.	4.30%	01/15/26	247,150
112,000	American Campus Communities Operating Partnership L.P.	3.35%	10/01/20	111,395
300,000	American Campus Communities Operating Partnership L.P.	4.13%	07/01/24	298,131
250,000	American Campus Communities Operating Partnership L.P.	3.63%	11/15/27	229,808
500,000	American Tower Corp.	3.40%	02/15/19	500,140
215,000	American Tower Corp.	3.00%	06/15/23	206,036
175,000	Boston Properties L.P.	2.75%	10/01/26	156,826
625,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.85%	04/15/23	614,782
500,000	Digital Realty Trust L.P.	3.63%	10/01/22	494,629
500,000	GLP Capital L.P. / GLP Financing II, Inc.	4.88%	11/01/20	504,750
140,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	139,202
300,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	289,479
500,000	HCP, Inc.	4.25%	11/15/23	497,657
475,000	HCP, Inc.	3.88%	08/15/24	461,810
175,000	Healthcare Realty Trust, Inc.	3.75%	04/15/23	171,343
200,000	Life Storage L.P.	3.88%	12/15/27	186,732
40,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	40,544
80,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	4.50%	01/15/28	71,000
350,000	Piedmont Operating Partnership L.P.	3.40%	06/01/23	335,474
22,000	SBA Communications Corp.	4.88%	09/01/24	21,426
550,000	SL Green Realty Corp.	4.50%	12/01/22	553,566
750,000	UDR, Inc., Medium-Term Note, Series 0001	4.63%	01/10/22	765,578
400,000	Ventas Realty L.P.	3.85%	04/01/27	381,068

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Real Estate Investment Trusts (Continued)
$200,000	Ventas Realty L.P. / Ventas Capital Corp.	2.70%	04/01/20	$197,821
300,000	VEREIT Operating Partnership L.P.	3.00%	02/06/19	299,856
650,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (f)	3.25%	10/05/20	645,580
400,000	Welltower, Inc.	5.25%	01/15/22	415,284
75,000	Welltower, Inc.	4.50%	01/15/24	76,215
500,000	Welltower, Inc.	4.00%	06/01/25	486,270
				9,548,248

	Retail — 0.5%
195,000	Home Depot (The), Inc.	3.90%	12/06/28	195,560
25,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (f)	5.25%	06/01/26	24,578
760,000	Walgreens Boots Alliance, Inc.	2.70%	11/18/19	754,384
150,000	Walgreens Boots Alliance, Inc.	3.80%	11/18/24	146,504
590,000	Walmart, Inc.	3.55%	06/26/25	590,244
				1,711,270

	Semiconductors — 0.2%
750,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.38%	01/15/20	740,257

	Software — 0.1%
55,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (f)	5.75%	03/01/25	53,350
200,000	IQVIA, Inc. (f)	5.00%	10/15/26	194,250
80,000	Oracle Corp.	3.25%	11/15/27	76,078
				323,678

	Telecommunications — 1.3%
200,000	AT&T, Inc.	4.30%	02/15/30	186,655
322,000	AT&T, Inc.	4.80%	06/15/44	282,113
900,000	AT&T, Inc.	4.35%	06/15/45	735,741
500,000	AT&T, Inc.	5.15%	11/15/46	453,993
65,000	Level 3 Financing, Inc.	5.38%	01/15/24	63,959
25,000	Level 3 Financing, Inc.	5.25%	03/15/26	24,200
400,000	SES GLOBAL Americas Holdings G.P. (f)	5.30%	03/25/44	341,147
45,000	Sprint Capital Corp.	6.88%	11/15/28	43,594
171,000	Sprint Communications, Inc. (f)	7.00%	03/01/20	177,199
33,000	Sprint Corp.	7.13%	06/15/24	33,578
50,000	Sprint Corp.	7.63%	03/01/26	51,375
832,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (f)	3.36%	09/20/21	825,215
570,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (f)	4.74%	03/20/25	567,863
850,000	Verizon Communications, Inc.	4.86%	08/21/46	813,058
				4,599,690

	Transportation — 0.1%
270,000	Union Pacific Corp.	3.95%	09/10/28	265,354

	Total Corporate Bonds			99,505,796
	(Cost $102,194,930)

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT BONDS AND NOTES — 17.9%

$17,505,000	U.S. Treasury Bond	3.00%	08/15/48	$16,468,718
8,505,000	U.S. Treasury Bond	3.38%	11/15/48	8,607,990
670,491	U.S. Treasury Inflation Indexed Bond (h)	1.00%	02/15/48	627,758
930,213	U.S. Treasury Inflation Indexed Note (h)	0.13%	07/15/24	888,380
1,835,828	U.S. Treasury Inflation Indexed Note (h)	0.75%	07/15/28	1,788,629
4,605,000	U.S. Treasury Note	2.75%	09/30/20	4,599,334
21,665,000	U.S. Treasury Note	2.88%	10/31/23	21,687,427
8,785,000	U.S. Treasury Note	3.13%	11/15/28	8,869,762

	Total U.S. Government Bonds and Notes			63,537,998
	(Cost $63,146,271)

ASSET-BACKED SECURITIES — 11.2%

	Argent Securities, Inc.
255,000	Series 2005-W2, Class M1, 1 Mo. LIBOR + 0.49% (c)	2.80%	10/25/35	253,415
	Asset Backed Funding Certificates Trust
174,940	Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (c)	2.45%	09/25/36	170,888
	Barings CLO Ltd.
400,000	Series 2013-IA, Class AR, 3 Mo. LIBOR + 0.80% (c) (f)	3.27%	01/20/28	398,011
	BlueMountain CLO Ltd.
550,000	Series 2013-2A, Class A1R, 3 Mo. LIBOR + 1.18% (c) (f)	3.65%	10/22/30	550,614
	Brazos Higher Education Authority, Inc.
270,000	Series 2011-1, Class A3, 3 Mo. LIBOR + 1.05% (c)	3.73%	11/25/33	278,391
300,000	Series 2011-2, Class A3, 3 Mo. LIBOR + 1.00% (c)	3.49%	10/27/36	304,981
	Carrington Mortgage Loan Trust
1,470,000	Series 2006-OPT1, Class M1, 1 Mo. LIBOR + 0.35% (c)	2.66%	02/25/36	1,452,182
	Citigroup Mortgage Loan Trust
59,422	Series 2006-HE1, Class M2, 1 Mo. LIBOR + 0.51% (c)	2.82%	01/25/36	59,557
1,600,000	Series 2006-HE2, Class M1, 1 Mo. LIBOR + 0.29% (c)	2.61%	08/25/36	1,585,992
	Dryden Senior Loan Fund
900,000	Series 2013-26A, Class AR, 3 Mo. LIBOR + 0.90% (c) (f)	3.34%	04/15/29	898,704
282,000	Series 2013-28A, Class A1LR, 3 Mo. LIBOR + 1.20% (c) (f)	3.82%	08/15/30	281,996
	EFS Volunteer No 3 LLC
200,000	Series 2012-1, Class A3, 1 Mo. LIBOR + 1.00% (c) (f)	3.32%	04/25/33	201,208
	First Franklin Mortgage Loan Trust
306,416	Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (c)	2.47%	10/25/36	235,663
	GE-WMC Mortgage Securities LLC
1,323,730	Series 2005-1, Class M1, 1 Mo. LIBOR + 0.66% (c)	2.97%	10/25/35	1,315,546
	GSAA Home Equity Trust
1,700,000	Series 2005-6, Class M1, 1 Mo. LIBOR + 0.43% (c)	2.96%	06/25/35	1,698,372
200,362	Series 2005-11, Class 3A1, 1 Mo. LIBOR + 0.27% (c)	2.58%	10/25/35	199,249
	JP Morgan Mortgage Acquisition Trust
260,000	Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (c)	2.58%	05/25/36	255,819
315,599	Series 2006-CH2, Class AV4, 1 Mo. LIBOR + 0.14% (c)	2.45%	10/25/36	316,006
2,926,336	Series 2006-WF1, Class A6, steps up 03/25/20 to 6.50% (i)	6.00%	07/25/36	1,475,920
405,000	Series 2007-CH2, Class MV1, 1 Mo. LIBOR + 0.28% (c)	2.59%	01/25/37	392,579
	Long Beach Mortgage Loan Trust
1,093,064	Series 2006-1, Class 1A, 1 Mo. LIBOR + 0.22% (c)	2.53%	02/25/36	1,058,823

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Merrill Lynch First Franklin Mortgage Loan Trust
$426,620	Series 2007-3, Class A2B, 1 Mo. LIBOR + 0.13% (c)	2.44%	06/25/37	$324,622
	Mid-State Trust
238,196	Series 2003-11, Class A1	4.86%	07/15/38	251,598
	Morgan Stanley ABS Capital I, Inc. Trust
1,000,000	Series 2006-NC1, Class M1, 1 Mo. LIBOR + 0.38% (c)	2.69%	12/25/35	993,098
	Navient Student Loan Trust
367,812	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (c)	2.83%	06/25/31	368,777
277,811	Series 2014-3, Class A, 1 Mo. LIBOR + 0.62% (c)	2.93%	03/25/83	277,006
88,432	Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (c)	2.93%	03/25/83	88,235
150,000	Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (c)	2.92%	05/27/49	150,869
235,404	Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (c)	2.91%	04/25/40	235,432
1,750,000	Series 2016-2A, Class A3, 1 Mo. LIBOR + 1.50% (c) (f)	3.82%	06/25/65	1,811,940
300,000	Series 2017-3A, Class A3, 1 Mo. LIBOR + 1.05% (c) (f)	3.37%	07/26/66	303,541
828,488	Series 2017-5A, Class A, 1 Mo. LIBOR + 0.80% (c) (f)	3.12%	07/26/66	831,741
	Octagon Investment Partners XXI Ltd.
550,000	Series 2014-1A, Class A1AR, 3 Mo. LIBOR + 1.35% (c) (f)	3.96%	11/14/26	550,373
	Residential Asset Mortgage Products, Inc.
340,000	Series 2006-RZ1, Class M2, 1 Mo. LIBOR + 0.42% (c)	2.73%	03/25/36	339,816
	Residential Asset Securities Corp.
260,000	Series 2006-EMX3, Class A3, 1 Mo. LIBOR + 0.28% (c)	2.59%	04/25/36	251,115
1,445,000	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (c)	2.64%	04/25/36	1,430,440
99,221	Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (c)	2.55%	06/25/36	98,996
	Saxon Asset Securities Trust
831,751	Series 2007-2, Class A2C, 1 Mo. LIBOR + 0.24% (c)	2.55%	05/25/47	671,501
	Securitized Asset Backed Receivables LLC Trust
260,000	Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (c)	2.70%	10/25/35	256,859
	SLC Student Loan Trust
400,000	Series 2005-2, Class A4, 3 Mo. LIBOR + 0.16% (c)	2.49%	12/15/39	389,224
1,770,000	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (c)	2.49%	03/15/55	1,702,958
130,000	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (c)	2.49%	09/15/39	126,661
	SLM Student Loan Trust
261,043	Series 2003-10A, Class A3, 3. Mo. LIBOR + 0.47% (c) (f)	2.80%	12/15/27	262,150
250,000	Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (c)	3.24%	10/25/40	248,802
700,000	Series 2005-9, Class A7A, 3 Mo. LIBOR + 0.60% (c)	3.09%	01/25/41	698,490
242,716	Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (c)	2.66%	01/25/41	237,940
600,000	Series 2006-8, Class A6, 3 Mo. LIBOR + 0.16% (c)	2.65%	01/25/41	584,291
140,718	Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (c)	2.87%	10/25/24	140,878
80,000	Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (c)	3.24%	10/27/70	74,861
1,130,308	Series 2008-1, Class A4, 3 Mo. LIBOR + 0.65% (c)	3.14%	01/25/22	1,124,380
773,338	Series 2008-2, Class A3, 3 Mo. LIBOR + 0.75% (c)	3.24%	04/25/23	766,719
130,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (c)	3.69%	01/25/83	124,358
700,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (c)	3.69%	04/26/83	684,618
327,931	Series 2008-6, Class A4, 3 Mo. LIBOR + 1.10% (c)	3.59%	07/25/23	331,249
320,000	Series 2008-7, Class B, 3 Mo. LIBOR + 1.85% (c)	4.34%	07/26/83	328,142
345,000	Series 2011-1, Class A2, 1 Mo. LIBOR + 1.15% (c)	3.46%	10/25/34	350,603
850,000	Series 2011-2, Class A2, 1 Mo. LIBOR + 1.20% (c)	3.52%	10/25/34	875,769
933,910	Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (c)	3.02%	01/25/29	928,952
938,790	Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (c)	2.97%	12/27/38	944,621
358,586	Series 2012-6, Class A3, 1 Mo. LIBOR + 0.75% (c)	3.07%	05/26/26	358,876

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	SLM Student Loan Trust (Continued)
$111,530	Series 2012-7, Class A3, 1 Mo. LIBOR + 0.65% (c)	2.97%	05/26/26	$110,259
555,000	Series 2012-7, Class B, 1 Mo. LIBOR + 1.80% (c)	4.12%	09/25/43	558,366
177,775	Series 2013-2, Class A, 1 Mo. LIBOR + 0.45% (c)	2.77%	09/25/43	176,794
	Soundview Home Loan Trust
159,808	Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (c)	2.64%	03/25/36	159,859
	Structured Asset Investment Loan Trust
1,221,820	Series 2004-6, Class A3, 1 Mo. LIBOR + 0.80% (c)	3.11%	07/25/34	1,212,829
440,463	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.74% (c)	3.05%	03/25/35	440,545
	Towd Point Mortgage Trust
708,341	Series 2015-2, Class 1A13 (f)	2.50%	11/25/60	693,409
	Treman Park CLO Ltd.
850,000	Series 2015-1A, Class ARR, 3 Mo. LIBOR + 1.07% (c) (f)	3.53%	10/20/28	849,754
	Voya CLO Ltd.
389,676	Series 2014-3A, Class A1R, 3 Mo. LIBOR + 0.72% (c) (f)	3.21%	07/25/26	388,204
	Wachovia Student Loan Trust
1,230,000	Series 2006-1, Class A6, 3 Mo. LIBOR + 0.17% (c) (f)	2.66%	04/25/40	1,210,657
	Wells Fargo Home Equity Trust
4,393	Series 2005-2, Class M4, 1 Mo. LIBOR + 0.81% (c)	3.12%	04/25/35	4,405

	Total Asset-Backed Securities			39,709,498
	(Cost $41,373,226)

MORTGAGE-BACKED SECURITIES — 6.2%

	Collateralized Mortgage Obligations — 4.9%
	Alternative Loan Trust
1,304,877	Series 2005-56, Class 1A1, 1 Mo. LIBOR + 0.73% (c)	3.04%	11/25/35	1,313,139
	Banc of America Funding Trust
715,000	Series 2014-R6, Class 2A13 (f) (j)	2.58%	07/26/36	692,355
	BCAP LLC Trust
1,119,306	Series 2015-RR5, Class 1A3 (f) (j)	1.58%	08/26/36	1,096,077
	Bear Stearns ALT-A Trust
100,176	Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (c)	2.95%	07/25/34	99,479
	Bear Stearns Mortgage Funding Trust
241,340	Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (c)	2.52%	07/25/36	227,299
369,297	Series 2007-AR5, Class 1A1G, 1 Mo. LIBOR + 0.16% (c)	2.47%	06/25/47	346,231
	Credit Suisse Mortgage Trust
901,551	Series 2010-7R, Class 1A12 (f)	4.00%	01/26/37	891,454
834,772	Series 2010-8R, Class 4A5 (f) (j)	4.00%	12/26/35	833,400
974,288	Series 2010-8R, Class 10A5 (f) (j)	3.84%	04/26/47	966,532
139,079	Series 2011-5R, Class 2A1 (f) (j)	3.79%	08/27/46	140,322
949,451	Series 2014-2R, Class 19A1 (f) (j)	3.00%	05/27/36	941,975
357,763	Series 2015-8R, Class 3A1, 6 Mo. LIBOR + 1.50% (c) (f)	4.10%	11/25/37	355,974
	Deephaven Residential Mortgage Trust
409,769	Series 2017-1A, Class A1 (f) (j)	2.73%	12/26/46	408,236
	GMACM Mortgage Loan Trust
1,155,965	Series 2006-AR1, Class 1A1 (j)	3.82%	04/19/36	1,077,771
	GreenPoint Mortgage Funding Trust
215,854	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (c)	2.89%	02/25/36	212,331

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)
	HarborView Mortgage Loan Trust
$706,677	Series 2005-10, Class 2A1A, 1 Mo. LIBOR + 0.31% (c)	2.61%	11/19/35	$672,834
	Impac CMB Trust
455,452	Series 2005-2, Class 1A1, 1 Mo. LIBOR + 0.52% (c)	2.83%	04/25/35	451,606
	Impac Secured Assets Corp.
17,658	Series 2004-3, Class 1A4, 1 Mo. LIBOR + 0.80% (c)	3.11%	11/25/34	17,563
	Lehman XS Trust
435,423	Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (c)	2.50%	11/25/46	420,293
	Morgan Stanley Mortgage Loan Trust
392,479	Series 2004-6AR, Class 1M1, 1 Mo. LIBOR + 0.98% (c)	3.29%	07/25/34	394,033
125,820	Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (c)	2.57%	04/25/35	123,355
	Morgan Stanley Resecuritization Trust
360,626	Series 2015-R2, Class 1A1, 12 Mo. Treasury Average + 0.71% (c) (f)	2.66%	12/27/46	355,149
	MortgageIT Trust
174,098	Series 2005-5, Class A1, 1 Mo. LIBOR + 0.26% (c)	2.57%	12/25/35	172,913
	Opteum Mortgage Acceptance Corp.
1,719,609	Series 2005-5, Class 1A1D, 1 Mo. LIBOR + 0.38% (c)	2.69%	12/25/35	1,607,923
645,421	Series 2006-1, Class 1APT, 1 Mo. LIBOR + 0.21% (c)	2.52%	04/25/36	603,487
	Structured Adjustable Rate Mortgage Loan Trust
84,331	Series 2004-12, Class 3A1 (j)	4.32%	09/25/34	84,008
	Structured Asset Mortgage Investments II Trust
1,422,471	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (c)	2.54%	02/25/36	1,300,123
	WaMu Mortgage Pass-Through Certificates Trust
182,898	Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (c)	2.99%	01/25/45	181,324
328,008	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (c)	2.57%	11/25/45	325,246
434,603	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (c)	3.05%	02/25/46	432,837
656,407	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (c)	2.89%	05/25/46	657,939
				17,403,208

	Commercial Mortgage-Backed Obligations — 1.3%
	225 Liberty Street Trust
275,000	Series 2016-225L, Class A (f)	3.60%	02/10/36	270,082
	Banc of America Merrill Lynch Large Loan Commercial Mortgage Securities Trust
285,000	Series 2015-200P, Class A (f)	3.22%	04/14/33	277,734
465,000	Series 2018-PARK, Class A (f) (j)	4.09%	08/10/38	474,409
	CGRBS Commercial Mortgage Trust
280,000	Series 2013-VN05, Class A (f)	3.37%	03/13/35	278,871
	COMM Mortgage Trust
225,000	Series 2012-CR5, Class A3	2.54%	12/10/45	218,209
315,000	Series 2012-CR5, Class A4	2.77%	12/10/45	306,623
	Eleven Madison Mortgage Trust
305,000	Series 2015-11MD, Class A (f) (j)	3.67%	09/10/35	302,027
	GRACE Mortgage Trust
250,000	Series 2014-GRCE, Class A (f)	3.37%	06/10/28	250,273

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Obligations (Continued)
	Irvine Core Office Trust
$235,000	Series 2013-IRV, Class A2 (f) (j)	3.17%	05/15/48	$232,328
	JPMorgan Chase Commercial Mortgage Securities Trust
290,803	Series 2012-HSBC, Class A (f)	3.09%	07/05/32	287,586
	Morgan Stanley Capital I Trust
50,000	Series 2014-MP, Class A (f)	3.47%	08/11/33	50,245
	RBS Commercial Funding, Inc. Trust
50,000	Series 2013-GSP, Class A (f) (j)	3.83%	01/13/32	50,428
	SFAVE Commercial Mortgage Securities Trust
150,000	Series 2015-5AVE, Class A1 (f) (j)	3.87%	01/05/43	134,491
	UBS-Barclays Commercial Mortgage Trust
249,678	Series 2013-C6, Class A3	2.97%	04/10/46	244,779
	VNDO Mortgage Trust
250,000	Series 2012-6AVE, Class A (f)	3.00%	11/15/30	245,404
	WFRBS Commercial Mortgage Trust
558,524	Series 2011-C5, Class A3	3.53%	11/15/44	559,939
	Worldwide Plaza Trust
400,000	Series 2017-WWP, Class A (f)	3.53%	11/10/36	387,057
				4,570,485
	Total Mortgage-Backed Securities			21,973,693
	(Cost $22,113,876)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS — 4.5%

	Advertising — 0.0%
59,000	Clear Channel International B.V. (USD) (f)	8.75%	12/15/20	60,623

	Airlines — 0.2%
750,000	Air Canada Pass-Through Trust, Series 2017-1, Class AA (USD) (f)	3.30%	01/15/30	721,287

	Banks — 1.0%
200,000	Banco Nacional de Comercio Exterior SNC (USD) (f) (g)	3.80%	08/11/26	189,002
200,000	Global Bank Corp. (USD) (f)	4.50%	10/20/21	196,600
800,000	Lloyds Bank PLC, Medium-Term Note (USD) (f)	5.80%	01/13/20	818,934
450,000	Lloyds Banking Group PLC (USD) (g)	2.91%	11/07/23	423,393
225,000	Macquarie Bank Ltd. (USD) (f)	2.35%	01/15/19	224,846
650,000	Santander UK Group Holdings PLC (USD)	2.88%	08/05/21	625,485
500,000	Santander UK Group Holdings PLC (USD) (g)	3.37%	01/05/24	472,375
300,000	Santander UK PLC (USD)	2.50%	03/14/19	299,645
375,000	UBS AG (USD), 3 Mo. LIBOR + 0.32% (c) (f)	3.03%	05/28/19	375,238
				3,625,518

	Beverages — 0.1%
135,000	Bacardi Ltd. (USD) (f)	5.30%	05/15/48	124,434
250,000	Suntory Holdings Ltd. (USD) (f)	2.55%	09/29/19	248,256
				372,690

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS (Continued)

	Commercial Services — 0.2%
200,000	DP World Crescent Ltd. (USD) (f)	4.85%	09/26/28	$194,518
17,000	IHS Markit Ltd. (USD) (f)	5.00%	11/01/22	17,393
135,000	IHS Markit Ltd. (USD) (f)	4.00%	03/01/26	126,974
250,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	244,150
				583,035

	Diversified Financial Services — 1.0%
375,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.50%	05/15/21	377,261
450,000	Fondo MIVIVIENDA S.A., Series REGS (USD)	3.50%	01/31/23	429,750
2,730,000	GE Capital International Funding Co. Unlimited Co. (USD)	2.34%	11/15/20	2,597,450
70,000	GE Capital International Funding Co. Unlimited Co. (USD)	4.42%	11/15/35	56,702
				3,461,163

	Food — 0.2%
725,000	Mondelez International Holdings Netherlands B.V. (USD) (f)	1.63%	10/28/19	713,523

	Household Products/Wares — 0.1%
200,000	Reckitt Benckiser Treasury Services PLC (USD) (f)	2.75%	06/26/24	188,247

	Media — 0.1%
200,000	Virgin Media Secured Finance PLC (USD) (f)	5.50%	08/15/26	188,810

	Mining — 0.1%
64,000	Corp. Nacional del Cobre de Chile, Series REGS (USD)	4.50%	09/16/25	63,670
450,000	Indonesia Asahan Aluminium Persero PT (USD) (f)	6.53%	11/15/28	464,445
				528,115

	Miscellaneous Manufacturing — 0.2%
750,000	Siemens Financieringsmaatschappij N.V. (USD) (f)	1.30%	09/13/19	739,630

	Oil & Gas — 0.3%
20,000	Canadian Natural Resources Ltd. (USD)	3.85%	06/01/27	18,764
100,000	Petrobras Global Finance B.V. (USD)	5.75%	02/01/29	91,800
430,000	Petroleos Mexicanos (USD) (f)	5.35%	02/12/28	371,649
500,000	Petroleos Mexicanos (USD) (f)	6.50%	01/23/29	460,275
181,000	Transocean Guardian Ltd. (USD) (f)	5.88%	01/15/24	177,380
78,000	Transocean Pontus Ltd. (USD) (f)	6.13%	08/01/25	76,440
				1,196,308

	Oil & Gas Services — 0.0%
21,250	Transocean Proteus Ltd. (USD) (f)	6.25%	12/01/24	20,931

	Packaging & Containers — 0.0%
51,000	OI European Group B.V. (USD) (f)	4.00%	03/15/23	47,813

	Pharmaceuticals — 0.7%
800,000	Allergan Funding SCS (USD)	3.80%	03/15/25	768,946
300,000	AstraZeneca PLC (USD)	3.50%	08/17/23	293,890
100,000	AstraZeneca PLC (USD)	3.13%	06/12/27	92,352
20,000	Bausch Health Cos., Inc. (USD) (f)	5.88%	05/15/23	19,550
44,000	Bausch Health Cos., Inc. (USD) (f)	6.13%	04/15/25	41,413
489,000	Bausch Health Cos., Inc. (USD) (f)	5.50%	11/01/25	482,276
400,000	Shire Acquisitions Investments Ireland DAC (USD)	1.90%	09/23/19	393,916

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS (Continued)

	Pharmaceuticals (Continued)
200,000	Shire Acquisitions Investments Ireland DAC (USD)	3.20%	09/23/26	$180,280
126,000	Teva Pharmaceutical Finance Netherlands III B.V. (USD)	1.70%	07/19/19	124,589
				2,397,212

	Retail — 0.1%
165,000	1011778 BC ULC / New Red Finance, Inc. (USD) (f)	4.25%	05/15/24	156,338
100,000	Alimentation Couche-Tard, Inc. (USD) (f)	3.55%	07/26/27	92,592
				248,930

	Telecommunications — 0.2%
170,000	Intelsat Jackson Holdings S.A. (USD)	5.50%	08/01/23	150,450
215,000	Intelsat Jackson Holdings S.A. (USD) (f)	8.50%	10/15/24	213,140
420,000	Vodafone Group PLC (USD)	4.38%	05/30/28	403,820
				767,410
	Total Foreign Corporate Bonds			15,861,245
	(Cost $16,196,245)

FOREIGN SOVEREIGN BONDS — 1.4%

	Argentina — 0.0%
200,000	Argentine Republic Government International Bond (USD)	6.88%	04/22/21	189,450

	Bahrain — 0.1%
200,000	Bahrain Government International Bond, Series REGS (USD)	7.00%	10/12/28	196,700

	Brazil — 0.1%
300,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	284,178

	Chile — 0.1%
300,000	Chile Government International Bond (USD)	2.25%	10/30/22	287,193

	Colombia — 0.1%
200,000	Colombia Government International Bond (USD)	2.63%	03/15/23	187,675
84,000	Colombia Government International Bond (USD)	4.50%	01/28/26	83,738
				271,413

	Dominican Republic — 0.1%
200,000	Dominican Republic International Bond, Series REGS (USD)	6.60%	01/28/24	207,500

	Egypt — 0.0%
200,000	Egypt Government International Bond (USD) (f)	5.58%	02/21/23	189,979

	Japan — 0.4%
180,000,000	Japan Treasury Discount Bill, Series 791 (JPY)	(k)	01/28/19	1,586,276

	Kazakhstan — 0.1%
400,000	Kazakhstan Government International Bond (USD) (f)	5.13%	07/21/25	418,161

	Oman — 0.0%
200,000	Oman Government International Bond (USD) (f)	5.63%	01/17/28	185,496

	Paraguay — 0.1%
200,000	Paraguay Government International Bond, Series REGS (USD)	4.63%	01/25/23	199,575

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS (Continued)

	Qatar — 0.1%
200,000	Qatar Government International Bond, Series REGS (USD)	4.50%	04/23/28	$204,390

	Russia — 0.1%
200,000	Russian Foreign Bond - Eurobond, Series REGS (USD)	4.88%	09/16/23	202,708

	South Africa — 0.1%
200,000	Republic of South Africa Government International Bond (USD)	4.67%	01/17/24	192,811

	Turkey — 0.0%
200,000	Turkey Government International Bond (USD)	3.25%	03/23/23	171,946

	Uruguay — 0.0%
100,000	Uruguay Government International Bond (USD)	4.38%	10/27/27	99,013
	Total Foreign Sovereign Bonds			4,886,789
	(Cost $5,026,140)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 0.8%

	California — 0.3%
$ 300,000	CA St Build America Bonds	7.95%	03/01/36	317,184
130,000	Met Wtr Dist of Sthrn CA Build America Bonds	6.54%	07/01/39	132,599
500,000	San Jose Redevelopment Agency Successor Agency	3.23%	08/01/27	479,665
225,000	Univ of CA Rev TXBL Gen Ref, Ser AJ	4.60%	05/15/31	237,888
				1,167,336

	Florida — 0.1%
125,000	FL St Turnpike Auth Build America Bonds	6.80%	07/01/39	127,590

	New Jersey — 0.1%
500,000	New Jersey St Turnpike Authority Revenue	3.73%	01/01/36	469,270

	New York — 0.3%
200,000	City of New York NY	3.05%	10/01/29	185,272
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	445,136
300,000	NY St Dorm Auth Personal Income Tax Rev Build America Bonds, Ser A	5.50%	03/15/30	337,182
				967,590
	Total Municipal Bonds			2,731,786
	(Cost $2,843,083)

CAPITAL PREFERRED SECURITIES — 0.1%

	Electric — 0.1%
300,000	Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (c)	5.50%	10/01/42	297,375
	Total Capital Preferred Securities			297,375
	(Cost $290,250)

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Rate (l)	Stated Maturity (m)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 0.0%

	Other Diversified Financial Services — 0.0%
$175,000	First Data Corp., 3 Mo. LIBOR + 2.00%	4.32%	04/26/24	$171,610
	Total Senior Floating-Rate Loan Interests			171,610
	(Cost $175,385)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 1.4%

345,000	U.S. Treasury Bill (n)	(k)	12/13/18	344,794
4,823,000	U.S. Treasury Bill	(k)	04/11/19	4,781,220
	Total U.S. Treasury Bills			5,126,014
	(Cost $5,125,684)

Shares	Description	Value

MONEY MARKET FUNDS — 1.6%

5,652,308	JPMorgan 100% U.S. Treasury Securities Money Market Fund - Institutional Class - 2.06% (o)	5,652,308
	(Cost $5,652,308)
	Total Investments — 105.6%	374,838,590
	(Cost $379,518,644) (p)
	Net Other Assets and Liabilities — (5.6)%	(19,836,703)
	Net Assets — 100.0%	$ 355,001,887

Forward Foreign Currency Contracts at November 30, 2018 (see Note 2D – Forward Foreign Currency Contracts in the Notes to Portfolio of Investments):

		Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 11/30/2018	Sale Value as of 11/30/2018	Unrealized Appreciation (Depreciation)
01/28/19	GSIL	USD	1,614,350	JPY	180,000,000	$1,614,350	$1,594,742	$19,608
Net Unrealized Appreciation (Depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .								$19,608

Futures Contracts at November 30, 2018 (see Note 2C – Futures Contracts in the Notes to Portfolio of Investments):

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	120	Mar-2019	$ 25,318,125	$ 9,413
U.S. 5-Year Treasury Notes	Long	385	Mar-2019	43,489,961	47,324
				$ 68,808,086	$ 56,737

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 as amended. At November 30, 2018, securities noted as such are valued at $3,555,693 or 1.0% of net assets.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	Floating or variable rate security.
(d)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2H - Mortgage Dollar Rolls in the Notes to Portfolio of Investments).
(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments).
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by TCW Investment Management Company LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2018, securities noted as such amounted to $45,297,788 or 12.8% of net assets.
(g)	Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.
(h)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(i)	Step-up security. A security where the coupon increases or steps up to a predetermined rate. Interest rate shown reflects the rate in effect at November 30, 2018.
(j)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(k)	Zero coupon security.
(l)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(m)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(n)	All or a portion of this security is segregated as collateral for open futures contracts.
(o)	Rate shown reflects yield as of November 30, 2018.
(p)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,211,054 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,814,763. The net unrealized depreciation was $4,603,709. The amounts presented are inclusive of derivative contracts.

LIBOR – London Interbank Offered Rate

TBA – To-Be-Announced Security

Currency Abbreviations:

See Notes to Portfolio of Investments

First Trust TCW Opportunistic Fixed Income ETF (FIXD)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

JPY Japanese Yen

USD United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

	Total Value at 11/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$ 115,384,478	$ —	$ 111,828,785	$ 3,555,693
Corporate Bonds*	99,505,796	—	99,505,796	—
U.S. Government Bonds and Notes	63,537,998	—	63,537,998	—
Asset-Backed Securities	39,709,498	—	39,709,498	—
Mortgage-Backed Securities	21,973,693	—	21,973,693	—
Foreign Corporate Bonds*	15,861,245	—	15,861,245	—
Foreign Sovereign Bonds**	4,886,789	—	4,886,789	—
Municipal Bonds***	2,731,786	—	2,731,786	—
Capital Preferred Securities*	297,375	—	297,375	—
Senior Floating-Rate Loan Interests*	171,610	—	171,610	—
U.S. Treasury Bills	5,126,014	—	5,126,014	—
Money Market Funds	5,652,308	5,652,308	—	—
Total Investments	374,838,590	5,652,308	365,630,589	3,555,693
Forward Foreign Currency Contracts	19,608	—	19,608	—
Futures Contracts	56,737	56,737	—	—
Total	$ 374,914,935	$ 5,709,045	$ 365,650,197	$ 3,555,693

* See Portfolio of Investments for industry breakout.
** See Portfolio of Investments for country breakout.
*** See Portfolio of Investments for state breakout.

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS — 38.2%

	Aerospace/Defense — 1.1%
$250,000	BAE Systems Holdings, Inc. (a)	6.38%	06/01/19	$253,723
200,000	BAE Systems Holdings, Inc. (a)	2.85%	12/15/20	196,689
490,000	L3 Technologies, Inc.	4.40%	06/15/28	488,549
510,000	Northrop Grumman Corp.	2.93%	01/15/25	481,811
				1,420,772

	Agriculture — 0.3%
415,000	BAT Capital Corp.	2.30%	08/14/20	403,821

	Airlines — 0.1%
21,075	Continental Airlines Pass Through Trust, Series 1999-991A	6.55%	02/02/19	21,190
63,093	US Airways Pass Through Trust, Series 2001-011G	7.08%	03/20/21	66,204
				87,394

	Auto Manufacturers — 1.1%
175,000	Ford Motor Credit Co. LLC	2.68%	01/09/20	172,503
100,000	Ford Motor Credit Co. LLC	3.20%	01/15/21	96,730
300,000	Ford Motor Credit Co. LLC, 3 Mo. LIBOR + 0.88% (b)	3.31%	10/12/21	294,223
600,000	Ford Motor Credit Co. LLC	3.22%	01/09/22	565,203
300,000	Ford Motor Credit Co. LLC	3.34%	03/28/22	282,934
75,000	General Motors Financial Co., Inc.	3.55%	04/09/21	73,737
				1,485,330

	Banks — 9.9%
1,245,000	Bank of America Corp., Medium-Term Note (c)	3.50%	05/17/22	1,238,837
200,000	Bank of America Corp., Medium-Term Note (c)	3.97%	03/05/29	192,530
830,000	Bank of America Corp., Medium-Term Note (c)	4.27%	07/23/29	814,442
420,000	Bank of New York Mellon (The) Corp., Medium-Term Note (c)	2.66%	05/16/23	405,342
1,360,000	Citigroup, Inc.	2.90%	12/08/21	1,323,171
100,000	Citigroup, Inc. (c)	2.88%	07/24/23	95,959
135,000	Citigroup, Inc. (c)	3.67%	07/24/28	126,360
525,000	Citigroup, Inc. (c)	4.08%	04/23/29	504,687
225,000	Goldman Sachs Bank USA, Bank Note	3.20%	06/05/20	224,507
300,000	Goldman Sachs Group, (The), Inc. (c)	2.88%	10/31/22	289,519
1,185,000	Goldman Sachs Group, (The), Inc. (c)	4.22%	05/01/29	1,138,057
675,000	JPMorgan Chase & Co. (c)	4.02%	12/05/24	673,427
200,000	JPMorgan Chase & Co. (c)	4.01%	04/23/29	193,221
1,460,000	JPMorgan Chase & Co. (c)	4.20%	07/23/29	1,432,254
200,000	JPMorgan Chase Bank N.A. Bank Note (c)	3.09%	04/26/21	198,785
250,000	Morgan Stanley, 3 Mo. LIBOR + 0.93% (b)	3.40%	07/22/22	248,429
1,710,000	Morgan Stanley, Global Medium-Term Note	3.70%	10/23/24	1,663,829
125,000	Wells Fargo & Co.	3.07%	01/24/23	120,761
1,345,000	Wells Fargo & Co., Medium-Term Note	2.63%	07/22/22	1,290,203
510,000	Wells Fargo & Co., Medium-Term Note (c)	3.58%	05/22/28	482,478
250,000	Wells Fargo Bank N.A., Bank Note, SOFR + 0.48% (b)	2.72%	03/25/20	249,190
375,000	Wells Fargo Bank N.A., Bank Note	3.63%	10/22/21	374,592
				13,280,580

	Beverages — 0.9%
515,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/48	463,825
390,000	Constellation Brands, Inc.	4.25%	05/01/23	392,355
420,000	Molson Coors Brewing Co.	2.25%	03/15/20	412,749
				1,268,929

	Biotechnology — 1.0%
540,000	Amgen, Inc.	4.40%	05/01/45	496,300
435,000	Celgene Corp.	3.90%	02/20/28	407,053

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Biotechnology (Continued)
$415,000	Gilead Sciences, Inc.	3.65%	03/01/26	$403,375
				1,306,728

	Chemicals — 0.3%
400,000	International Flavors & Fragrances, Inc.	4.45%	09/26/28	398,888
61,000	Valvoline, Inc.	4.38%	08/15/25	56,273
				455,161

	Commercial Services — 0.1%
119,000	Gartner, Inc. (a)	5.13%	04/01/25	117,661
61,000	Service Corp. International	4.63%	12/15/27	57,035
				174,696

	Computers — 0.0%
60,000	Dell International LLC / EMC Corp. (a)	3.48%	06/01/19	59,878

	Diversified Financial Services — 0.9%
75,000	Air Lease Corp.	4.75%	03/01/20	76,074
570,000	Air Lease Corp.	3.88%	07/03/23	557,034
50,000	International Lease Finance Corp.	4.63%	04/15/21	50,694
615,000	Raymond James Financial, Inc.	3.63%	09/15/26	579,265
				1,263,067

	Electric — 1.6%
75,000	Alliant Energy Finance LLC (a)	3.75%	06/15/23	74,316
150,000	Duke Energy Progress LLC	3.70%	09/01/28	147,826
100,000	Duquesne Light Holdings, Inc. (a)	6.40%	09/15/20	104,485
75,000	Florida Power & Light Co.	3.95%	03/01/48	69,801
100,000	Kansas City Power & Light Co.	4.20%	06/15/47	93,084
100,000	Metropolitan Edison Co. (a)	3.50%	03/15/23	98,928
36,000	NextEra Energy Operating Partners L.P. (a)	4.50%	09/15/27	33,165
500,000	Pennsylvania Electric Co. (a)	4.15%	04/15/25	501,347
100,000	PNM Resources, Inc.	3.25%	03/09/21	98,584
217,000	Progress Energy, Inc.	7.05%	03/15/19	219,431
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	96,609
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	443,532
75,000	Tucson Electric Power Co.	5.15%	11/15/21	78,223
100,000	WEC Energy Group, Inc.	3.38%	06/15/21	99,377
				2,158,708

	Electronics — 0.0%
58,000	Itron, Inc. (a)	5.00%	01/15/26	54,122

	Entertainment — 0.1%
95,000	Churchill Downs, Inc. (a)	4.75%	01/15/28	86,925

	Environmental Control — 0.2%
182,000	Clean Harbors, Inc.	5.13%	06/01/21	182,794
75,000	Republic Services, Inc.	3.95%	05/15/28	74,009
				256,803

	Food — 1.6%
390,000	Campbell Soup Co.	3.30%	03/15/21	386,031
30,000	Chobani LLC / Chobani Finance Corp., Inc. (a)	7.50%	04/15/25	24,713
250,000	Conagra Brands, Inc.	4.60%	11/01/25	248,832
390,000	General Mills, Inc.	4.20%	04/17/28	376,565
505,000	Kraft Heinz Foods Co.	4.63%	01/30/29	492,398

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Food (Continued)
$61,000	Pilgrim's Pride Corp. (a)	5.88%	09/30/27	$58,103
19,000	Post Holdings, Inc. (a)	5.75%	03/01/27	17,908
123,000	Post Holdings, Inc. (a)	5.63%	01/15/28	114,697
450,000	Tyson Foods, Inc.	3.90%	09/28/23	444,528
				2,163,775

	Forest Products & Paper — 0.0%
40,000	Georgia-Pacific LLC (a)	5.40%	11/01/20	41,220

	Gas — 0.5%
70,000	NiSource, Inc. (a)	3.65%	06/15/23	68,882
500,000	Southern Co. Gas Capital Corp.	5.88%	03/15/41	558,278
				627,160

	Healthcare-Products — 0.7%
41,000	Abbott Laboratories	3.75%	11/30/26	40,079
500,000	Becton Dickinson and Co., 3 Mo. LIBOR + 0.88% (b)	3.26%	12/29/20	499,351
150,000	Fresenius US Finance II, Inc. (a)	4.25%	02/01/21	150,957
208,000	Hologic, Inc. (a)	4.63%	02/01/28	195,649
				886,036

	Healthcare-Services — 2.1%
615,000	Anthem, Inc.	3.35%	12/01/24	590,700
135,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	133,358
123,000	Catalent Pharma Solutions, Inc. (a)	4.88%	01/15/26	117,158
40,000	Centene Corp.	5.63%	02/15/21	40,628
65,000	Centene Corp. (a)	5.38%	06/01/26	65,569
21,000	CHS/Community Health Systems, Inc.	6.25%	03/31/23	19,556
75,000	Cigna Corp.	3.05%	10/15/27	67,154
160,000	Fresenius Medical Care US Finance II, Inc. (a)	5.63%	07/31/19	162,055
1,045,000	Halfmoon Parent, Inc. (a)	4.38%	10/15/28	1,030,660
182,000	HCA, Inc.	5.25%	04/15/25	184,275
115,000	Humana, Inc.	2.63%	10/01/19	114,637
180,000	Providence St Joseph Health Obligated Group, Series H	2.75%	10/01/26	165,576
150,000	Tenet Healthcare Corp.	4.63%	07/15/24	143,625
54,000	WellCare Health Plans, Inc.	5.25%	04/01/25	53,730
				2,888,681

	Household Products/Wares — 0.1%
29,000	Central Garden & Pet Co.	5.13%	02/01/28	26,318
60,000	Spectrum Brands, Inc.	6.13%	12/15/24	58,200
				84,518

	Housewares — 0.2%
250,000	Newell Brands, Inc.	3.85%	04/01/23	243,607

	Insurance — 0.6%
205,000	Berkshire Hathaway Finance Corp.	4.20%	08/15/48	195,135
140,000	Farmers Insurance Exchange (a) (c)	4.75%	11/01/57	125,080
125,000	New York Life Global Funding (a)	3.00%	01/10/28	116,887
150,000	Pricoa Global Funding I (a)	3.45%	09/01/23	148,029
175,000	Teachers Insurance & Annuity Association of America (a) (c)	4.38%	09/15/54	171,913
				757,044

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Internet — 0.0%
$62,000	Zayo Group LLC / Zayo Capital, Inc. (a)	5.75%	01/15/27	$59,365

	Lodging — 0.0%
61,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	5.25%	05/15/27	55,797

	Media — 1.7%
390,000	21st Century Fox America, Inc.	4.00%	10/01/23	394,438
61,000	AMC Networks, Inc.	4.75%	08/01/25	56,885
111,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13%	05/01/27	105,450
600,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	560,709
815,000	Comcast Corp.	2.35%	01/15/27	714,366
115,000	Comcast Corp.	4.70%	10/15/48	112,243
174,000	CSC Holdings LLC	8.63%	02/15/19	175,958
100,000	NBCUniversal Media LLC	2.88%	01/15/23	96,938
113,000	Sirius XM Radio, Inc. (a)	3.88%	08/01/22	109,552
				2,326,539

	Miscellaneous Manufacturing — 0.7%
175,000	General Electric Co., Global Medium-Term Note	2.20%	01/09/20	170,283
100,000	General Electric Co., Global Medium-Term Note	4.63%	01/07/21	99,049
80,000	General Electric Co., Medium-Term Note	4.65%	10/17/21	78,790
205,000	General Electric Co., Medium-Term Note	5.55%	01/05/26	196,475
300,000	Ingersoll-Rand Co.	9.00%	08/15/21	339,236
				883,833

	Oil & Gas — 0.7%
58,000	Antero Resources Corp.	5.13%	12/01/22	56,985
15,000	Centennial Resource Production LLC (a)	5.38%	01/15/26	14,100
29,000	CrownRock L.P. / CrownRock Finance, Inc. (a)	5.63%	10/15/25	27,260
103,000	Diamondback Energy, Inc.	5.38%	05/31/25	102,099
435,000	EQT Corp.	3.90%	10/01/27	381,987
69,000	Matador Resources Co. (a)	5.88%	09/15/26	65,723
54,000	Newfield Exploration Co.	5.75%	01/30/22	55,283
157,000	Sunoco LP / Sunoco Finance Corp. (a)	5.88%	03/15/28	148,954
36,000	WPX Energy, Inc.	5.75%	06/01/26	34,740
				887,131

	Packaging & Containers — 1.0%
490,000	Amcor Finance USA, Inc. (a)	4.50%	05/15/28	480,827
58,000	Ball Corp.	4.00%	11/15/23	56,695
25,000	Berry Global, Inc.	5.13%	07/15/23	24,859
16,000	Berry Global, Inc. (a)	4.50%	02/15/26	15,080
29,000	Crown Americas LLC / Crown Americas Capital Corp. V	4.25%	09/30/26	27,079
58,000	Graphic Packaging International LLC	4.88%	11/15/22	57,565
111,447	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.75%	10/15/20	111,447
60,000	Sealed Air Corp. (a)	5.50%	09/15/25	59,400
125,000	Silgan Holdings, Inc.	4.75%	03/15/25	118,125
405,000	Westrock Co. (a)	4.65%	03/15/26	408,831
				1,359,908

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Pharmaceuticals — 1.4%
$85,000	AbbVie, Inc.	4.50%	05/14/35	$78,154
100,000	AbbVie, Inc.	4.88%	11/14/48	91,407
100,000	Bayer US Finance II LLC (a)	3.50%	06/25/21	99,030
585,000	Bayer US Finance II LLC (a)	4.38%	12/15/28	562,204
915,000	CVS Health Corp.	5.05%	03/25/48	891,494
182,000	Elanco Animal Health, Inc. (a)	4.27%	08/28/23	180,814
				1,903,103

	Pipelines — 1.8%
145,000	Energy Transfer Operating L.P., Series 30Y	6.00%	06/15/48	139,557
145,000	EQM Midstream Partners L.P.	5.50%	07/15/28	142,222
370,000	Kinder Morgan, Inc.	5.55%	06/01/45	360,490
94,880	Pipeline Funding Co. LLC (a)	7.50%	01/15/30	109,725
145,000	Plains All American Pipeline L.P. / PAA Finance Corp.	4.65%	10/15/25	140,775
236,000	Rockies Express Pipeline LLC (a)	5.63%	04/15/20	239,540
75,682	Ruby Pipeline LLC (a)	6.00%	04/01/22	77,652
50,000	Sunoco Logistics Partners Operations L.P.	4.00%	10/01/27	45,635
440,000	Sunoco Logistics Partners Operations L.P.	5.40%	10/01/47	391,151
58,000	Targa Resources Partners .L.P. / Targa Resources Partners Finance Corp. (a)	5.88%	04/15/26	58,000
75,000	TC PipeLines L.P.	3.90%	05/25/27	70,156
54,000	TransMontaigne Partners L.P. / TLP Finance Corp.	6.13%	02/15/26	49,410
82,000	Williams Cos., (The), Inc.	4.55%	06/24/24	82,161
510,000	Williams Cos., (The), Inc.	3.75%	06/15/27	472,291
				2,378,765

	Real Estate — 0.4%
500,000	Wea Finance LLC (a)	3.15%	04/05/22	489,751

	Real Estate Investment Trusts — 3.6%
75,000	Alexandria Real Estate Equities, Inc., Class E	3.45%	04/30/25	71,706
150,000	American Campus Communities Operating Partnership L.P.	3.35%	10/01/20	149,189
75,000	American Campus Communities Operating Partnership L.P.	3.75%	04/15/23	74,138
600,000	American Tower Corp.	2.80%	06/01/20	593,179
200,000	Boston Properties LP	4.50%	12/01/28	199,770
500,000	Digital Realty Trust L.P.	3.63%	10/01/22	494,629
100,000	GLP Capital L.P. / GLP Financing II, Inc.	4.88%	11/01/20	100,950
250,000	GLP Capital L.P. / GLP Financing II, Inc.	5.38%	04/15/26	248,575
185,000	GLP Capital L.P. / GLP Financing II, Inc.	5.30%	01/15/29	178,512
440,000	HCP, Inc.	4.00%	12/01/22	435,928
100,000	HCP, Inc.	4.25%	11/15/23	99,532
75,000	HCP, Inc.	4.00%	06/01/25	72,875
125,000	Healthcare Realty Trust, Inc.	3.75%	04/15/23	122,388
75,000	Healthcare Trust of America Holdings L.P.	3.70%	04/15/23	73,081
45,000	Host Hotels & Resorts L.P.	6.00%	10/01/21	47,215
117,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co.-Issuer, Inc.	5.63%	05/01/24	118,591
200,000	National Retail Properties, Inc.	3.80%	10/15/22	199,470
110,000	Realty Income Corp.	3.25%	10/15/22	107,884
40,000	SBA Communications Corp.	4.88%	09/01/24	38,956
125,000	SL Green Operating Partnership L.P., 3 Mo. LIBOR + 0.98% (b)	3.61%	08/16/21	124,588

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)

	Real Estate Investment Trusts (Continued)
$75,000	SL Green Operating Partnership L.P.	3.25%	10/15/22	$72,229
300,000	UDR, Inc.	3.70%	10/01/20	300,177
225,000	UDR, Inc., Medium-Term Note, Series 1	4.63%	01/10/22	229,673
75,000	Ventas Realty L.P.	4.00%	03/01/28	71,703
53,000	Welltower, Inc.	4.13%	04/01/19	53,039
500,000	Welltower, Inc.	6.13%	04/15/20	515,918
75,000	Welltower, Inc.	5.25%	01/15/22	77,866
				4,871,761

	Retail — 0.7%
100,000	Family Dollar Stores, Inc.	5.00%	02/01/21	102,458
75,000	Home Depot (The), Inc.	3.90%	12/06/28	75,215
69,000	Party City Holdings, Inc. (a)	6.63%	08/01/26	66,771
157,000	Rite Aid Corp. (a)	6.13%	04/01/23	135,805
75,000	Starbucks Corp.	3.80%	08/15/25	73,859
100,000	Walgreen Co.	3.10%	09/15/22	97,340
435,000	Walgreens Boots Alliance, Inc.	4.80%	11/18/44	400,642
55,000	Walmart, Inc.	3.55%	06/26/25	55,023
				1,007,113

	Semiconductors — 0.4%
565,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.38%	01/15/20	557,660

	Software — 0.1%
61,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a)	5.75%	03/01/25	59,170
117,000	First Data Corp. (a)	5.00%	01/15/24	115,824
				174,994

	Telecommunications — 2.3%
1,150,000	AT&T, Inc.	4.75%	05/15/46	993,354
119,000	Level 3 Financing, Inc.	5.38%	01/15/24	117,095
54,000	Qwest Corp.	6.75%	12/01/21	56,406
150,000	SES GLOBAL Americas Holdings GP (a)	5.30%	03/25/44	127,930
25,000	Sprint Capital Corp.	6.88%	11/15/28	24,219
168,000	Sprint Communications, Inc. (a)	7.00%	03/01/20	174,090
12,000	Sprint Corp.	7.13%	06/15/24	12,210
37,000	Sprint Corp.	7.63%	03/01/26	38,018
755,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)	4.74%	03/20/25	752,168
80,000	T-Mobile USA, Inc.	6.50%	01/15/24	82,600
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	68,620
50,000	Verizon Communications, Inc.	4.33%	09/21/28	49,649
600,000	Verizon Communications, Inc.	4.86%	08/21/46	573,923
				3,070,282
	Total Corporate Bonds			51,480,957
	(Cost $52,203,567)

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 17.9%

	Collateralized Mortgage Obligations — 1.7%
	Federal Home Loan Mortgage Corporation
$437,552	Series 2018-4824, Class ZC	4.00%	09/15/48	$438,982
364,132	Series 2018-4841, Class CZ	4.50%	09/15/48	363,594
	Federal National Mortgage Association
690,945	Series 2012-128, Class UA	2.50%	06/25/42	640,775
3,989,598	Series 2013-18, Class MI, IO	3.00%	02/25/33	293,370
	Government National Mortgage Association
569,508	Series 2018-91, Class YF, 1 Mo. LIBOR + 1.00% (b)	3.30%	07/20/48	562,586
				2,299,307
	Commercial Mortgage-Backed Securities — 12.1%
	Freddie Mac Multifamily Structured Pass Through Certificates
424,601	Series 2009-K004, Class A1	3.41%	05/25/19	424,440
1,032,779	Series 2010-K005, Class AX, IO (d)	1.34%	11/25/19	11,366
486,177	Series 2010-K006, Class A2	4.25%	01/25/20	491,053
389,060	Series 2010-K007, Class A2	4.22%	03/25/20	393,342
725,053	Series 2010-K007, Class X1, IO (d)	1.03%	04/25/20	7,867
2,000,000	Series 2011-K010, Class X3, IO (d)	4.62%	11/25/44	163,975
3,000,000	Series 2011-K011, Class X3, IO (d)	2.57%	12/25/43	148,259
550,000	Series 2011-KAIV, Class X2, IO (d)	3.61%	06/25/41	45,259
2,500,000	Series 2012-K022, Class X3, IO (d)	1.81%	08/25/40	153,344
1,299,335	Series 2012-K709, Class A2	2.09%	03/25/19	1,295,620
371,204	Series 2012-K710, Class A2	1.88%	05/25/19	369,666
442,210	Series 2013-K033, Class A1	2.87%	02/25/23	439,952
561,809	Series 2013-K713, Class A2	2.31%	03/25/20	557,359
221,472	Series 2013-KGRP, Class A, 1 Mo. LIBOR + 0.38% (b)	2.69%	04/25/20	221,772
1,114	Series 2013-KS01, Class X1, IO (d)	1.31%	01/25/23	41
957,416	Series 2014-K503, Class A2	2.46%	08/25/19	953,962
1,498,755	Series 2015-K719, Class X1, IO (d)	0.44%	06/25/22	13,354
1,441,514	Series 2015-K720, Class X1, IO (d)	0.53%	08/25/22	22,735
91,168	Series 2015-KJ02, Class A2	2.60%	09/25/20	90,529
458,898	Series 2015-KP02, Class A2 (b)	2.36%	04/25/21	456,538
845,703	Series 2016-K504, Class A2 (b)	2.57%	09/25/20	841,069
576,816	Series 2016-KJ03, Class A1	1.67%	01/25/21	562,313
449,242	Series 2016-KJ04, Class A1	1.38%	10/25/20	448,005
941,918	Series 2016-KJ05, Class A1	1.42%	05/25/21	927,111
63,308	Series 2016-KJ10, Class A1	2.12%	12/25/22	62,603
109,686	Series 2016-KP03, Class A2	1.78%	07/25/19	108,921
2,844,480	Series 2017-K724, Class X1, IO (d)	0.28%	11/25/23	33,655
106,246	Series 2017-KF31, Class A, 1 Mo. LIBOR + 0.37% (b)	2.68%	04/25/24	106,205
110,927	Series 2017-KJ13, Class A1	2.06%	09/25/21	109,742
481,447	Series 2017-Q004, Class A2H (b)	2.84%	01/25/21	480,834
870,183	Series 2017-Q006, Class APT1 (b)	2.58%	07/25/26	899,100
6,000,000	Series 2018-K078, Class XAM, IO (d)	0.01%	06/25/28	32,640
123,372	Series 2018-K155, Class A1	3.75%	11/25/29	125,444
125,000	Series 2018-K155, Class A3	3.75%	04/25/33	125,076
250,000	Series 2018-K157, Class A3 (b)	3.99%	08/25/33	254,657
373,723	Series 2018-KC02, Class A1	3.25%	02/25/25	373,536
397,013	Series 2018-KJ21, Class A1	3.11%	06/25/25	395,580
481,710	Series 2018-Q007, Class APT1 (e)	2.99%	10/25/47	481,525
299,473	Series 2018-Q007, Class APT2 (e)	3.33%	10/25/47	301,784
125,000	Series 2018-W5FX, Class AFX (d)	3.21%	04/25/28	121,873

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association
$82,302	Series 2010-M4, Class A3	3.82%	06/25/20	$82,864
1,061,979	Series 2011-M5, Class X, IO (d)	1.04%	07/25/21	23,782
4,038,852	Series 2014-M6, Class X2, IO (e)	0.28%	05/25/21	15,950
233,453	Series 2015-M15, Class ASQ2	1.90%	01/25/19	232,800
381,694	Series 2016-M2, Class X3, IO (e)	2.02%	04/25/36	17,424
131,835	Series 2016-M11, Class AL	2.94%	07/25/39	125,264
758,052	Series 2016-M11, Class X2, IO (e)	2.73%	07/25/39	33,790
	FREMF Mortgage Trust
13,410,249	Series 2013-K713, Class X2A, IO (a)	0.10%	04/25/46	11,696
	FRESB Mortgage Trust
643,677	Series 2016-SB18, Class A5F (d)	1.81%	06/25/21	625,038
430,449	Series 2016-SB20, Class A5F (d)	1.74%	07/25/21	416,610
496,711	Series 2016-SB23, Class A5H (c)	1.98%	09/25/36	482,457
91,828	Series 2016-SB24, Class A5H (c)	2.00%	10/25/36	89,035
597,048	Series 2017-SB26, Class A5H (c)	2.50%	01/25/37	584,829
	Government National Mortgage Association
434,278	Series 2009-80, Class C (e)	5.04%	04/16/50	441,805
895,481	Series 2013-125, Class IO, IO (e)	0.76%	10/16/54	30,163
54,626	Series 2013-72, Class A	2.04%	10/16/46	50,449
				16,316,062
	Pass-through Securities — 4.1%
	Federal Home Loan Mortgage Corporation
449,181	Pool WA3208	3.98%	04/01/34	449,826
299,562	Pool WA3303	3.83%	05/01/35	291,593
	Federal National Mortgage Association
75,000	Pool 465721	4.04%	10/01/20	76,182
91,600	Pool 466551	3.75%	07/01/21	92,936
125,000	Pool 466893	4.05%	01/01/21	127,075
122,775	Pool 467335	4.32%	03/01/21	125,549
93,528	Pool 468767	4.06%	08/01/21	95,414
38,469	Pool AD0849	4.25%	02/01/20	38,899
130,201	Pool AL0024	3.69%	01/01/21	131,469
600,000	Pool AM0983	1.74%	11/01/19	598,803
22,514	Pool AM1691	3.46%	01/01/43	21,266
140,441	Pool AM3169	2.61%	04/01/23	137,578
262,197	Pool AM4865	4.24%	12/01/29	273,278
289,381	Pool AM6492	3.76%	08/01/34	289,231
54,233	Pool AN0026	3.48%	11/01/35	52,333
45,000	Pool AN0976	3.26%	02/01/28	44,045
105,067	Pool AN1151	3.20%	03/01/31	99,627
60,000	Pool AN2799	2.21%	09/01/26	55,021
115,000	Pool AN4431	3.22%	01/01/27	112,910
615,111	Pool AN6146	3.13%	07/01/32	572,858
122,882	Pool AN6926	3.00%	11/01/32	113,332
687,996	Pool AN7345	3.21%	11/01/37	633,880
600,000	Pool AN7631	3.16%	12/01/32	555,687
100,000	Pool AN9163	3.49%	05/01/30	97,558
100,000	Pool AN9297	3.69%	05/01/30	99,920

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)

	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$350,000	Pool BL0242	3.82%	11/01/30	$351,435
				5,537,705
	Total U.S. Government Agency Mortgage-Backed Securities			24,153,074
	(Cost $24,056,953)

MORTGAGE-BACKED SECURITIES — 13.8%

	Collateralized Mortgage Obligations — 13.5%
	Adjustable Rate Mortgage Trust
177,941	Series 2005-8, Class 3A21 (d)	4.12%	11/25/35	150,104
	Alternative Loan Trust
411,424	Series 2005-16, Class A3, 1 Mo. LIBOR + 0.50% (b)	2.81%	06/25/35	397,087
132,202	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (b)	3.53%	01/25/36	133,067
440,841	Series 2006-33CB, Class 2A1	6.00%	11/25/36	365,677
414,312	Series 2007-OA6, Class A1B, 1 Mo. LIBOR + 0.20% (b)	2.51%	06/25/37	404,873
	American Home Mortgage Assets Trust
1,058,732	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (b)	2.75%	02/25/47	655,620
	Banc of America Funding Trust
320,028	Series 2005-B, Class 3A3, 1 Mo. LIBOR + 0.60% (b)	2.90%	04/20/35	315,913
	BCAP LLC Trust
587,036	Series 2007-AA3, Class 1A1A, 1 Mo. LIBOR + 0.21% (b)	2.52%	04/25/37	573,728
	Bear Stearns Mortgage Funding Trust
756,017	Series 2006-AR3, Class 1A1, 1 Mo. LIBOR + 0.18% (b)	2.49%	10/25/36	698,677
421,292	Series 2007-AR1, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	2.47%	01/25/37	399,673
335,535	Series 2007-AR3, Class 1A1, 1 Mo. LIBOR + 0.14% (b)	2.45%	03/25/37	323,496
	CIM Trust
404,560	Series 2017-7, Class A (a)	3.00%	04/25/57	400,126
320,349	Series 2017-8, Class A1 (a)	3.00%	12/25/65	314,089
394,140	Series 2018-R6, Class A1, 1 Mo. LIBOR + 1.08% (a) (b)	3.38%	09/25/58	394,138
	COLT Mortgage Loan Trust
271,069	Series 2017-2, Class A1A (a)	2.42%	10/25/47	269,977
	Credit Suisse Mortgage Trust
732,510	Series 2010-7R, Class 1A12 (a)	4.00%	01/26/37	724,306
	CSMC
125,015	Series 2014-2R, Class 28A1 (a) (d)	3.00%	06/27/37	119,387
	DSLA Mortgage Loan Trust
107,189	Series 2004-AR4, Class 2A1A, 1 Mo. LIBOR + 0.36% (b)	3.00%	01/19/45	103,345
	First Horizon Alternative Mortgage Securities Trust
92,352	Series 2004-AA4, Class A1 (d)	4.22%	10/25/34	91,481
	GreenPoint Mortgage Funding Trust
119,092	Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.58% (b)	2.90%	02/25/36	117,148
663,685	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.20% (b)	2.51%	03/25/47	631,386
	GreenPoint MTA Trust
687,890	Series 2005-AR3, Class 1A1, 1 Mo. LIBOR + 0.24% (b)	2.76%	08/25/45	646,609
	HarborView Mortgage Loan Trust
300,165	Series 2005-9, Class 2A1A, 1 Mo. LIBOR + 0.34% (b)	2.64%	06/20/35	296,399
120,066	Series 2005-9, Class 2A1C, 1 Mo. LIBOR + 0.45% (b)	2.75%	06/20/35	120,520

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Collateralized Mortgage Obligations (Continued)

	HomeBanc Mortgage Trust
$615,924	Series 2005-4, Class A1, 1 Mo. LIBOR + 0.27% (b)	2.58%	10/25/35	$615,379
	Impac CMB Trust
124,506	Series 2005-1, Class 1A1, 1 Mo. LIBOR + 0.52% (b)	2.84%	04/25/35	120,801
	IndyMac INDX Mortgage Loan Trust
401,191	Series 2006-AR4, Class A1A, 1 Mo. LIBOR + 0.21% (b)	2.52%	05/25/46	383,297
392,320	Series 2006-AR21, Class A1, 1 Mo. LIBOR + 0.12% (b)	2.43%	08/25/36	365,684
201,175	Series 2007-FLX2, Class A1C, 1 Mo. LIBOR + 0.19% (b)	2.50%	04/25/37	187,723
	JP Morgan Alternative Loan Trust
136,585	Series 2007-S1, Class A2, 1 Mo. LIBOR + 0.34% (b)	2.65%	04/25/47	132,354
	Lehman XS Trust
616,250	Series 2005-5N, Class 3A1A, 1 Mo. LIBOR + 0.30% (b)	2.61%	11/25/35	608,700
	Luminent Mortgage Trust
629,996	Series 2006-6, Class A1, 1 Mo. LIBOR + 0.20% (b)	2.51%	10/25/46	615,169
	Merrill Lynch Mortgage Investors Trust
316,931	Series 2003-D, Class A, 1 Mo. LIBOR + 0.62% (b)	2.93%	08/25/28	306,804
633,260	Series 2004-E, Class A2B, 6 Mo. LIBOR + 0.72% (b)	3.31%	11/25/29	632,549
	Morgan Stanley Resecuritization Trust
119,530	Series 2014-R8, Class 3B1, 12 Mo. Treasury Average + 0.75% (a) (b)	2.57%	06/26/47	115,468
	Structured Adjustable Rate Mortgage Loan Trust
87,001	Series 2005-12, Class 3A1 (d)	4.28%	06/25/35	84,541
205,694	Series 2006-11, Class 1A1, 1 Mo. LIBOR + 0.16% (b)	2.47%	12/25/36	191,425
	Structured Asset Mortgage Investments II Trust
535,258	Series 2005-AR2, Class 2A1, 1 Mo. LIBOR + 0.46% (b)	2.77%	05/25/45	522,863
711,235	Series 2006-AR1, Class 3A1, 1 Mo. LIBOR + 0.23% (b)	2.55%	02/25/36	650,061
719,639	Series 2006-AR3, Class 12A1, 1 Mo. LIBOR + 0.22% (b)	2.53%	05/25/36	651,330
105,300	Series 2006-AR5, Class 1A1, 1 Mo. LIBOR + 0.21% (b)	2.52%	05/25/36	96,618
391,445	Series 2007-AR1, Class 2A1, 1 Mo. LIBOR + 0.18% (b)	2.49%	01/25/37	372,592
	Structured Asset Mortgage Investments Trust
304,727	Series 2003-AR3, Class A1, 1 Mo. LIBOR + 0.68% (b)	2.98%	11/19/33	300,399
	WaMu Mortgage Pass-Through Certificates Trust
292,834	Series 2004-AR12, Class A2A, 1 Mo. LIBOR + 0.78% (b)	3.10%	10/25/44	293,798
84,512	Series 2005-AR8, Class 2A1A, 1 Mo. LIBOR + 0.58% (b)	2.89%	07/25/45	83,785
110,867	Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (b)	2.92%	08/25/45	110,262
285,225	Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (b)	2.57%	11/25/45	282,823
612,719	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	2.95%	02/25/46	610,229
100,480	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (b)	2.91%	09/25/46	91,230
	Wells Fargo Mortgage Backed Securities Trust
433,480	Series 2004-BB, Class A1 (d)	4.14%	01/25/35	437,944
610,745	Series 2007-AR5, Class A1 (d)	4.72%	10/25/37	571,288
				18,081,942

	Commercial Mortgage-Backed Obligations — 0.3%
	COMM Mortgage Trust
1,767,725	Series 2012-CR4, Class XA, IO (d)	1.94%	10/15/45	89,183
613,898	Series 2014-LC17, Class XA, IO (d)	1.07%	10/10/47	17,579

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)

	Commercial Mortgage-Backed Obligations (Continued)
	DBUBS Mortgage Trust
$1,833,806	Series 2011-LC3A, Class XA, IO (a) (d)	0.42%	08/10/44	$12,211
	GS Mortgage Securities Trust
1,456,056	Series 2010-C1, Class X, IO (a) (d)	1.49%	08/10/43	26,027
301,914	Series 2013-GC12, Class XA, IO (d)	1.57%	06/10/46	15,255
	JP Morgan Chase Commercial Mortgage Securities Trust
96,942	Series 2010-C1, Class A2 (a)	4.61%	06/15/43	98,056
580,234	Series 2012-CBX, Class XA, IO (d)	2.07%	06/15/45	20,840
	JPMBB Commercial Mortgage Securities Trust
1,707,045	Series 2013-C14, Class XA, IO (d)	0.71%	08/15/46	35,185
631,756	Series 2013-C15, Class XA, IO (d)	1.26%	11/15/45	27,412
	Morgan Stanley Bank of America Merrill Lynch Trust
1,372,529	Series 2013-C12, Class XA, IO (d)	0.78%	10/15/46	33,519
	Morgan Stanley Capital I Trust
3,250,000	Series 2011-C2, Class XB, IO (a) (d)	0.61%	06/15/44	40,252
	UBS-Barclays Commercial Mortgage Trust
531,523	Series 2012-C2, Class XA, IO (a) (d)	1.48%	05/10/63	20,390
				435,909
	Total Mortgage-Backed Securities			18,517,851
	(Cost $18,563,424)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS — 6.3%

	Advertising — 0.0%
29,000	Clear Channel International B.V. (USD) (a)	8.75%	12/15/20	29,798

	Banks — 1.1%
200,000	Global Bank Corp. (USD) (a)	4.50%	10/20/21	196,600
125,000	Lloyds Bank PLC (USD)	3.30%	05/07/21	123,579
540,000	Lloyds Banking Group PLC (USD) (c)	2.91%	11/07/23	508,071
650,000	Santander UK PLC (USD)	3.40%	06/01/21	644,747
				1,472,997

	Beverages — 0.4%
390,000	Bacardi Ltd. (USD) (a)	4.70%	05/15/28	377,350
125,000	Pernod Ricard SA (USD) (a)	4.45%	01/15/22	126,812
				504,162

	Commercial Services — 0.5%
200,000	DP World Crescent Ltd. (USD) (a)	4.85%	09/26/28	194,518
465,000	IHS Markit Ltd. (USD)	4.75%	08/01/28	454,119
				648,637

	Diversified Financial Services — 1.2%
600,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (USD)	4.50%	05/15/21	603,617
985,000	GE Capital International Funding Co. Unlimited Co. (USD)	2.34%	11/15/20	937,174
				1,540,791

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN CORPORATE BONDS (Continued)

	Environmental Control — 0.1%
61,000	GFL Environmental, Inc. (USD) (a)	5.38%	03/01/23	$55,968

	Food — 0.3%
340,000	Mondelez International Holdings Netherlands B.V. (USD) (a)	2.00%	10/28/21	323,525

	Mining — 0.2%
300,000	Indonesia Asahan Aluminium Persero PT (USD) (a)	6.53%	11/15/28	309,630

	Miscellaneous Manufacturing — 0.0%
40,000	Ingersoll-Rand Luxembourg Finance S.A. (USD)	3.55%	11/01/24	38,890

	Oil & Gas — 0.7%
250,000	Kazmunaygas National Co. JSC (USD) (a)	4.75%	04/19/27	238,975
200,000	Petroleos del Peru S.A., Series REGS (USD)	4.75%	06/19/32	187,000
200,000	Petroleos Mexicanos (USD)	5.38%	03/13/22	196,091
65,000	Petroleos Mexicanos (USD)	6.50%	03/13/27	60,970
70,000	Petroleos Mexicanos (USD) (a)	6.50%	01/23/29	64,439
82,000	Transocean Guardian Ltd. (USD) (a)	5.88%	01/15/24	80,360
134,000	Transocean Pontus Ltd. (USD) (a)	6.13%	08/01/25	131,320
				959,155

	Packaging & Containers — 0.0%
18,000	OI European Group B.V. (USD) (a)	4.00%	03/15/23	16,875

	Pharmaceuticals — 0.8%
390,000	Allergan Funding SCS (USD)	4.55%	03/15/35	363,262
42,000	Bausch Health Cos., Inc. (USD) (a)	6.13%	04/15/25	39,530
295,000	Bausch Health Cos., Inc. (USD) (a)	5.50%	11/01/25	290,944
200,000	Shire Acquisitions Investments Ireland DAC (USD)	1.90%	09/23/19	196,958
225,000	Shire Acquisitions Investments Ireland DAC (USD)	2.40%	09/23/21	215,806
				1,106,500

	Pipelines — 0.4%
200,000	Peru LNG Srl, Series REGS (USD)	5.38%	03/22/30	194,500
350,000	TransCanada Pipelines Ltd. (USD)	5.10%	03/15/49	341,561
				536,061

	Retail — 0.4%
123,000	1011778 BC ULC / New Red Finance, Inc. (USD) (a)	4.25%	05/15/24	116,543
510,000	Alimentation Couche-Tard, Inc. (USD) (a)	3.55%	07/26/27	472,220
				588,763

	Telecommunications — 0.2%
207,000	Intelsat Jackson Holdings S.A. (USD)	5.50%	08/01/23	183,195
18,000	Intelsat Jackson Holdings S.A. (USD) (a)	8.50%	10/15/24	17,844
50,000	Vodafone Group PLC (USD)	4.38%	05/30/28	48,074
				249,113

	Trucking & Leasing — 0.0%
54,000	Avolon Holdings Funding Ltd. (USD) (a)	5.13%	10/01/23	53,933
	Total Foreign Corporate Bonds			8,434,798
	(Cost $8,568,278)

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES — 5.7%
	321 Henderson Receivables LLC
$377,260	Series 2013-2A, Class A (a)	4.21%	03/15/62	$383,396
	ABFC Trust
122,721	Series 2007-NC1, Class A2, 1 Mo. LIBOR + 0.30% (a) (b)	2.61%	05/25/37	119,190
	Argent Securities, Inc.
160,000	Series 2005-W3, Class M1, 1 Mo. LIBOR + 0.44% (b)	2.75%	11/25/35	156,588
	Asset-Backed Pass-Through Certificates
41,600	Series 2005-R2, Class M2, 1 Mo. LIBOR + 0.72% (b)	3.03%	04/25/35	41,715
	Carrington Mortgage Loan Trust
110,501	Series 2005-NC5, Class M1, 1 Mo. LIBOR + 0.48% (b)	3.00%	10/25/35	110,549
	CIT Mortgage Loan Trust
110,580	Series 2007-1, Class 1A, 1 Mo. LIBOR + 1.35% (a) (b)	3.67%	10/25/37	112,072
	Citigroup Mortgage Loan Trust, Inc.
62,166	Series 2005-HE5, Class M1, 1 Mo. LIBOR + 0.41% (b)	2.72%	10/25/35	62,185
88,280	Series 2007-WFH2, Class A4, 1 Mo. LIBOR + 0.35% (b)	2.67%	03/25/37	88,311
	Conseco Finance Corp.
101,692	Series 1996-7, Class M1	7.70%	09/15/26	108,696
	Countrywide Asset-Backed Certificates
262,311	Series 2006-6, Class 1A1, 1 Mo. LIBOR + 0.17% (b)	2.48%	09/25/36	258,652
	EquiFirst Mortgage Loan Trust
138,961	Series 2005-1, Class M3, 1 Mo. LIBOR + 0.72% (b)	3.03%	04/25/35	139,180
	First Franklin Mortgage Loan Trust
151,692	Series 2006-FF11, Class 2A3, 1 Mo. LIBOR + 0.15% (b)	2.46%	08/25/36	127,672
	Fremont Home Loan Trust
25,000	Series 2005-A, Class M3, 1 Mo. LIBOR + 0.74% (b)	3.05%	01/25/35	24,626
110,403	Series 2005-D, Class 2A4, 1 Mo. LIBOR + 0.34% (b)	2.65%	11/25/35	110,118
	JP Morgan Mortgage Acquisition Trust
788,480	Series 2006-WF1, Class A5, steps up 03/25/20 to 6.91% (f)	6.41%	07/25/36	397,412
290,000	Series 2007-CH5, Class A5, 1 Mo. LIBOR + 0.26% (b)	2.57%	06/25/37	284,881
	Mastr Asset Backed Securities Trust
171,704	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (b)	2.47%	11/25/36	118,777
	Mid-State Capital Trust
41,143	Series 2010-1, Class A (a)	3.50%	12/15/45	41,882
	Navient Student Loan Trust
40,370	Series 2014-1, Class A3, 1 Mo. LIBOR + 0.51% (b)	2.83%	06/25/31	40,476
	NovaStar Mortgage Funding Trust
672,963	Series 2007-2, Class A1A, 1 Mo. LIBOR + 0.20% (b)	2.51%	09/25/37	651,621
	Ownit Mortgage Loan Trust
563,291	Series 2006-3, Class A1, 1 Mo. LIBOR + 0.18% (b)	2.49%	03/25/37	558,965
	Residential Asset Mortgage Product, Inc.
160,000	Series 2005-RZ3, Class M3, 1 Mo. LIBOR + 0.55% (b)	3.11%	09/25/35	158,931
	Residential Asset Securities Corp.
150,000	Series 2005-KS11, Class M2, 1 Mo. LIBOR + 0.42% (b)	2.91%	12/25/35	149,832
150,000	Series 2006-KS3, Class M1, 1 Mo. LIBOR + 0.33% (b)	2.64%	04/25/36	148,489
	SLM Student Loan Trust
300,000	Series 2008-2, Class B, 3 Mo. LIBOR + 1.20% (b)	3.54%	01/25/83	286,981
300,000	Series 2008-3, Class B, 3 Mo. LIBOR + 1.20% (b)	3.54%	04/26/83	293,408
350,000	Series 2008-5, Class B, 3 Mo. LIBOR + 1.85% (b)	4.19%	07/25/73	358,789
300,000	Series 2008-6, Class B, 3 Mo. LIBOR + 1.85% (b)	4.19%	07/26/83	306,281
220,000	Series 2008-8, Class B, 3 Mo. LIBOR + 2.25% (b)	4.59%	10/25/75	233,288
800,000	Series 2008-9, Class B, 3 Mo. LIBOR + 2.25% (b)	4.59%	10/25/83	830,831

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)

	Soundview Home Loan Trust
$680,000	Series 2005-OPT3, Class M1, 1 Mo. LIBOR + 0.47% (b)	2.79%	11/25/35	$671,854
150,000	Series 2007-OPT2, Class 2A4, 1 Mo. LIBOR + 0.25% (b)	2.57%	07/25/37	134,888
	Structured Receivables Finance LLC
194,051	Series 2010-B, Class A (a)	3.73%	08/15/36	188,402
	Total Asset-Backed Securities			7,698,938
	(Cost $7,706,649)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (U.S. Dollar)

FOREIGN SOVEREIGN BONDS — 1.7%

	Argentina — 0.1%
150,000	Argentine Republic Government International Bond (USD)	6.88%	04/22/21	142,088

	Bahrain — 0.1%
200,000	Bahrain Government International Bond, Series REGS (USD)	7.00%	10/12/28	196,700

	Brazil — 0.3%
250,000	Brazilian Government International Bond (USD)	4.63%	01/13/28	236,814

	Colombia — 0.1%
200,000	Colombia Government International Bond (USD)	4.00%	02/26/24	197,150

	Egypt — 0.1%
200,000	Egypt Government International Bond (USD) (a)	5.58%	02/21/23	189,979

	Mexico — 0.1%
200,000	Mexico Government International Bond (USD)	3.75%	01/11/28	185,350

	Oman — 0.1%
200,000	Oman Government International Bond (USD) (a)	5.63%	01/17/28	185,496

	Qatar — 0.2%
200,000	Qatar Government International Bond, Series REGS (USD)	4.50%	04/23/28	204,390

	Russia — 0.1%
200,000	Russian Foreign Bond – Eurobond, Series REGS (USD)	4.75%	05/27/26	195,060

	Saudi Arabia — 0.1%
200,000	Saudi Government International Bond, Medium-Term Note, Series REGS (USD)	3.63%	03/04/28	187,829

	South Africa — 0.3%
250,000	Republic of South Africa Government International Bond (USD)	4.88%	04/14/26	233,728

	Uruguay — 0.1%
200,000	Uruguay Government International Bond (USD)	4.38%	10/27/27	198,025
	Total Foreign Sovereign Bonds			2,352,609
	(Cost $2,399,343)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS — 0.7%

	California — 0.1%
$ 75,000	Univ of CA Rev TXBL Gen Ref, Ser AJ	4.60%	05/15/31	79,296

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MUNICIPAL BONDS (Continued)

	New York — 0.6%
$825,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Class A3	3.73%	08/01/29	$821,708
	Total Municipal Bonds			901,004
	(Cost $885,039)

U.S. GOVERNMENT BONDS AND NOTES — 0.4%

275,000	Federal Home Loan Banks	4.09%	09/20/33	274,051
275,000	Federal Home Loan Banks	4.05%	09/21/33	273,772
	Total U.S. Government Bonds and Notes			547,823
	(Cost $549,261)

Principal Value	Description	Stated Coupon	Annualized Yield on Date of Purchase	Value

COMMERCIAL PAPER — 0.3%

	Auto Manufacturers — 0.3%
460,000	Ford Motor Credit Co. LLC (a)	3.18%	04/04/19	454,931
	Total Commercial Paper			454,931
	(Cost $455,082)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 13.9%

276,000	U.S. Treasury Bill (g)	(h)	12/13/18	275,836
2,420,000	U.S. Treasury Bill	(h)	04/04/19	2,400,440
14,244,000	U.S. Treasury Bill	(h)	04/11/19	14,120,609
1,932,000	U.S. Treasury Bill	(h)	04/18/19	1,914,264
	Total U.S. Treasury Bills			18,711,149
	(Cost $18,710,355)

Shares	Description			Value

MONEY MARKET FUNDS — 2.2%
2,904,783	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Class 2.06% (i)			2,904,783
	(Cost $2,904,783)
	Total Investments — 101.1%			136,157,917
	(Cost $137,002,734) (j)
	Net Other Assets and Liabilities — (1.1)%			(1,484,805)
	Net Assets — 100.0%			$134,673,112

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

Futures Contracts at November 30, 2018 (see Note 2C – Futures Contracts in the Notes to Portfolio of Investments):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	2	Mar-2019	$ 421,969	$ 277
U.S. 5-Year Treasury Notes	Long	209	Mar-2019	23,608,836	25,836
U.S. 10-Year Ultra Treasury Notes	Short	162	Mar-2019	(20,493,000)	(78,720)
Ultra U.S. Treasury Bond Futures	Short	39	Mar-2019	(5,943,844)	(7,704)
				$ (2,406,039)	$ (60,311)

Interest Rate Swap Agreements at November 30, 2018 (see Note 2E - Swap Agreements in the Notes to Portfolio of Investments):

Counterparty	Floating Rate	Expiration Date	Notional Amount	Fixed Rate	Unrealized Appreciation (Depreciation)/ Value
Citigroup Global Markets, Inc.	3 month LIBOR (1)	11/21/2021	$ 7,110,000	3.071% (1)	$ 4,455
Citigroup Global Markets, Inc.	3 month LIBOR (2)	11/21/2024	2,925,000	3.082% (2)	(8,316)
			$10,035,000		$ (3,861)

(1)	The Fund pays the floating rate and receives the fixed rate, however, no cash payments are made by either party prior the expiration date shown above. The floating rate is not effective until 11/21/2019 and no interest is being accrued until that date
(2)	The Fund pays the fixed rate and receives the floating rate, however, no cash payments are made by either party prior the expiration date shown above. The floating rate is not effective until 11/21/2019 and no interest is being accrued until that date.

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by TCW Investment Management Company LLC (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2018, securities noted as such amounted to $16,348,187 or 12.1% of net assets.
(b)	Floating or variable rate security.
(c)	Fixed-to-floating security. At a predetermined date, the fixed rate will change to a floating rate.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at November 30, 2018.
(g)	All or a portion of this security is segregated as collateral for open futures contracts.
(h)	Zero coupon security.
(i)	Rate shown reflects yield as of November 30, 2018.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of November 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $345,107 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,254,096. The net unrealized depreciation was $908,989. The amounts presented are inclusive of derivative contracts.

See Notes to Portfolio of Investments

First Trust TCW Unconstrained Plus Bond ETF (UCON)

Portfolio of Investments (Continued)
November 30, 2018 (Unaudited)

IO	-	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	-	London Interbank Offered Rates
SOFR	-	Secured Overnight Finance Rates

Currency Abbreviations:
USD	United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

ASSETS TABLE

	Total Value at 11/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds*	$ 51,480,957	$ —	$ 51,480,957	$ —
U.S. Government Agency Mortgage-Backed Securities	24,153,074	—	24,153,074	—
Mortgage-Backed Securities	18,517,851	—	18,517,851	—
Foreign Corporate Bonds*	8,434,798	—	8,434,798	—
Asset-Backed Securities	7,698,938	—	7,698,938	—
Foreign Sovereign Bonds**	2,352,609	—	2,352,609	—
Municipal Bonds***	901,004	—	901,004	—
U.S. Government Bonds and Notes	547,823	—	547,823	—
Commercial Paper*	454,931	—	454,931	—
U.S. Treasury Bills	18,711,149	—	18,711,149	—
Money Market Funds	2,904,783	2,904,783	—	—
Total Investments	136,157,917	2,904,783	133,253,134	—
Futures Contracts	26,113	26,113	—	—
Interest Rate Swap Agreements	4,455	—	4,455	—
Total	$ 136,188,485	$ 2,930,896	$ 133,257,589	$ —

LIABILITIES TABLE

	Total Value at 11/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (86,424)	$ (86,424)	$ —	$ —
Interest Rate Swap Agreements	(8,316)	—	(8,316)	—
Total	$ (94,740)	$ (86,424)	$ (8,316)	$ —

* See Portfolio of Investments for industry breakout.
** See Portfolio of Investments for country breakout.
*** See Portfolio of Investments for state breakout.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund VIII

Notes to Portfolio of Investments

November 30, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of six funds that are offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”), including the exchange on which they are listed and traded:

First Trust TCW Opportunistic Fixed Income ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FIXD”)

First Trust TCW Unconstrained Plus Bond ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “UCON”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities, and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust’s Board of Trustees, which may use the following valuation inputs when available:

1) benchmark yields;

2) reported trades;

3) broker/dealer quotes;

4) issuer spreads;

5) benchmark securities;

6) bids and offers; and

7) reference data including market research publications.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Senior floating-rate loan interests (“Senior Loans”)(1) in which the Funds invest are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually

(1) The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

First Trust Exchange-Traded Fund VIII

Notes to Portfolio of Investments (Continued))

November 30, 2018 (Unaudited)

negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Forward foreign currency contracts are fair valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

1) the credit conditions in the relevant market and changes thereto;

2) the liquidity conditions in the relevant market and changes thereto;

3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

4) issuer-specific conditions (such as significant credit deterioration); and

5) any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

  1) the fundamental business data relating to the issuer;

  2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

  3) the type, size and cost of a security;

  4) the financial statements of the issuer;

  5) the credit quality and cash flow of the issuer, based on TCW Investment Management Company LLC’s (“TCW” or

First Trust Exchange-Traded Fund VIII

Notes to Portfolio of Investments (Continued))

November 30, 2018 (Unaudited)

    the “Sub-Advisor”) or external analysis;

  6) the information as to any transactions in or offers for the security;

  7) the price and extent of public trading in similar securities of the issuer, or comparable companies;

  8) the coupon payments;

  9) the quality, value and salability of collateral, if any, securing the security;

10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only);

11) the economic, political and social prospects/developments of the country of issue and the assessment of the country’s government leaders/officials (for sovereign debt only);

12) the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

13) other relevant factors.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of November 30, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At November 30, 2018, the Funds had no when-issued or delayed-delivery securities, and UCON had no forward purchase commitments. At November 30, 2018, FIXD held $16,387,498 of forward purchase commitments.

First Trust Exchange-Traded Fund VIII

Notes to Portfolio of Investments (Continued))

November 30, 2018 (Unaudited)

C. Futures Contracts

Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

D. Forward Foreign Currency Contracts

Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and a Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Forward Foreign Currency Contracts table in the Portfolio of Investments. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

E. Swap Agreements

UCON may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, indices, etc. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund’s maximum interest rate risk to meet its future payments under swap agreements outstanding at November 30, 2018, is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset.

First Trust Exchange-Traded Fund VIII

Notes to Portfolio of Investments (Continued))

November 30, 2018 (Unaudited)

UCON held interest rate swap agreements at November 30, 2018 to hedge against changes in borrowing rates under the Fund’s credit agreement. An interest rate swap agreement involves the Fund’s agreement to exchange a stream of interest payments for another party’s stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

F. Foreign Currency

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

G. Interest-Only Securities

An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Porfolio of Investments.

H. Mortgage Dollar Rolls

Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds’ Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.

3. Derivative Transactions

FIXD

For the fiscal year-to-date period (September 1, 2018 through November 30, 2018), the notional value of forward foreign currency contracts opened and closed were $1,614,350 and $0, respectively.

For the fiscal year-to-date period (September 1, 2018 through November 30, 2018), the notional value of futures contracts opened and closed were $82,933,739 and $70,444,323, respectively.

UCON

For the fiscal year-to-date period (September 1, 2018 through November 30, 2018), there were no forward foreign currency contracts opened and closed.

For the fiscal year-to-date period (September 1, 2018 through November 30, 2018), the notional value of futures contracts opened and closed were $37,103,312 and $36,606,497, respectively.

The Fund entered into interest rate swap agreements on November 20, 2018. For the period November 20, 2018 through November 30, 2018, the average volume of interest rate swaps was $10,035,000.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund VIII

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	January 25, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	January 25, 2019

* Print the name and title of each signing officer under his or her signature.